Not FDIC Insured May Lose Value No Bank Guarantee
38926-Q3PH

Schedule of Investments
(unaudited)
Putnam Diversified Income Trust 2
Notes to Schedule of Investments 37

Putnam Diversified Income Trust
Schedule of Investments (unaudited), June 30, 2025
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 1.7%
Capital Markets 1.7%
a
Franklin Ultra Short Bond ETF .......................... United States 691,880 $ 17,324,675
Total Management Investment Companies (Cost $17,210,592) ..................
17,324,675
Principal
Amount
*
Convertible Bonds 3.8%
Aerospace & Defense 0.0%
†
Axon Enterprise, Inc. , Senior Note , 0.5% , 12/15/27 ..........
United States 113,000 410,331
Automobiles 0.1%
Rivian Automotive, Inc. , Senior Note , 4.625% , 3/15/29 ........
United States 440,000 448,525
Banks 0.0%
†
Barclays Bank plc ,
Senior Note, 1%, 2/16/29 ........................... United Kingdom 460,000 502,136
502,136
Biotechnology 0.2%
Alnylam Pharmaceuticals, Inc. , Senior Note , 1% , 9/15/27 .....
United States 435,000 566,153
Ascendis Pharma A/S , Senior Note , 2.25% , 4/01/28 .........
Denmark 209,000 262,081
BioMarin Pharmaceutical, Inc. , Senior Sub. Note , 1.25% , 5/15/27
United States 439,000 414,875
b
Exact Sciences Corp. , Senior Note , 144A, 1.75% , 4/15/31 ..... United States 387,000 355,960
Halozyme Therapeutics, Inc. , Senior Note , 1% , 8/15/28 .......
United States 446,000 508,886
Sarepta Therapeutics, Inc. , Senior Note , 1.25% , 9/15/27 ......
United States 103,000 74,418
2,182,373
Broadline Retail 0.0%
†
Alibaba Group Holding Ltd. , Senior Note , 0.5% , 6/01/31 ......
China 403,000 515,366
Etsy, Inc. , Senior Note , 0.25% , 6/15/28 ...................
United States 341,000 293,516
JD.com, Inc. , Senior Note , 0.25% , 6/01/29 .................
China 551,000 576,071
1,384,953
Capital Markets 0.1%
Coinbase Global, Inc. , Senior Note , 0.25% , 4/01/30 ..........
United States 375,000 491,437
b
Hercules Capital, Inc. , Senior Note , 144A, 4.75% , 9/01/28 ..... United States 211,000 204,459
695,896
Communications Equipment 0.1%
Lumentum Holdings, Inc. , Senior Note , 0.5% , 6/15/28 ........
United States 664,000 688,568
Construction & Engineering 0.0%
†
Fluor Corp. , Senior Note , 1.125% , 8/15/29 .................
United States 218,000 286,288
Consumer Finance 0.0%
†
b
SoFi Technologies, Inc. , Senior Note , 144A, Zero Cpn., 10/15/26 United States 304 334
Consumer Staples Distribution & Retail 0.0%
†
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 207,000 323,127
Diversified REITs 0.1%
b
Digital Realty Trust LP , Senior Note , 144A, 1.875% , 11/15/29 ... United States 533,000 561,729
Diversified Telecommunication Services 0.1%
b
Cellnex Telecom SA , Senior Note , Reg S, 0.5% , 7/05/28 ...... Spain 600,000 EUR 750,596

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Electric Utilities 0.3%
NextEra Energy Capital Holdings, Inc. , Senior Note , 3% , 3/01/27
United States 410,000 $ 467,195
PG&E Corp. , Senior Secured Note , 4.25% , 12/01/27 .........
United States 584,000 580,963
PPL Capital Funding, Inc. , Senior Note , 2.875% , 3/15/28 ......
United States 591,000 639,789
1,687,947
Electronic Equipment, Instruments & Components 0.1%
Itron, Inc. , Senior Note , 1.375% , 7/15/30 ..................
United States 486,000 580,284
b
OSI Systems, Inc. , Senior Note , 144A, 2.25% , 8/01/29 ....... United States 253,000 343,827
924,111
Entertainment 0.2%
Liberty Media Corp.-Liberty Formula One Corp. , Senior Note ,
2.25% , 8/15/27 ................................... United States 281,000 374,152
Live Nation Entertainment, Inc. ,
Senior Note, 3.125%, 1/15/29 ........................ United States 259,000 398,472
b
Senior Note, 144A, 2.875%, 1/15/30 ................... United States 555,000 604,950
Sea Ltd. , Senior Note , 2.375% , 12/01/25 ..................
Singapore 250,000 445,321
1,822,895
Financial Services 0.1%
Block, Inc. , Senior Note , 0.25% , 11/01/27 .................
United States 242,000 216,892
Global Payments, Inc. , Senior Note , 1.5% , 3/01/31 ..........
United States 455,000 408,590
b,c
Nexi SpA , Senior Note , Reg S, 3.67% , 2/24/28 ............. Italy 400,000 EUR 428,166
Shift4 Payments, Inc. , Senior Note , 0.5% , 8/01/27 ...........
United States 430,000 462,250
1,515,898
Food Products 0.1%
Post Holdings, Inc. , Senior Note , 2.5% , 8/15/27 .............
United States 508,000 581,152
Ground Transportation 0.1%
c
Uber Technologies, Inc. ,
2028, Senior Note, 0.875%, 12/01/28 .................. United States 501,000 717,181
b
Senior Secured Note, 144A, Zero Cpn., 5/15/28 .......... United States 264,000 281,028
998,209
Health Care Equipment & Supplies 0.1%
Dexcom, Inc. , Senior Note , 0.375% , 5/15/28 ...............
United States 392,000 369,656
Haemonetics Corp. , Senior Note , 2.5% , 6/01/29 ............
United States 192,000 191,473
b
Integer Holdings Corp. , Senior Note , 144A, 1.875% , 3/15/30 ... United States 545,000 568,980
Lantheus Holdings, Inc. , Senior Note , 2.625% , 12/15/27 ......
United States 260,000 330,915
b
Merit Medical Systems, Inc. , Senior Note , 144A, 3% , 2/01/29 ... United States 277,000 346,879
1,807,903
Health Care Providers & Services 0.0%
†
b
Hims & Hers Health, Inc. , Senior Note , 144A, Zero Cpn., 5/15/30 United States 253,000 265,903
Health Care REITs 0.1%
b
Welltower OP LLC ,
Senior Note, 144A, 2.75%, 5/15/28 .................... United States 230,000 375,015
Senior Note, 144A, 3.125%, 7/15/29 ................... United States 253,000 335,984
710,999
Hotels, Restaurants & Leisure 0.6%
b
Accor SA , Senior Note , Reg S, 0.7% , 12/07/27 ............. France 1,005,100 EUR 654,028

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
Carnival Corp. , Senior Note , 5.75% , 12/01/27 ..............
United States 202,000 $ 444,804
b
DoorDash, Inc. , Senior Note , 144A, Zero Cpn., 5/15/30 ....... United States 669,000 726,437
c
DraftKings Holdings, Inc. , Senior Note , 3.99% , 3/15/28 ....... United States 336,000 302,232
b
MakeMyTrip Ltd. , Senior Note , 144A, Zero Cpn., 7/01/30 ...... India 580,000 619,582
b,c
Meituan Dianping , Senior Note , Reg S, 1.02% , 4/27/28 ....... China 600,000 583,050
c
Shake Shack, Inc. , Senior Note , 2.984% , 3/01/28 ........... United States 368,000 394,910
b
Trip.com Group Ltd. , Senior Note , Reg S, 1.5% , 7/01/27 ...... China 617,000 674,494
4,399,537
Household Durables 0.0%
†
Meritage Homes Corp. , Senior Note , 1.75% , 5/15/28 .........
United States 371,000 361,066
Household Products 0.0%
†
Spectrum Brands, Inc. , Senior Note , 3.375% , 6/01/29 ........
United States 250,000 227,875
Industrial REITs 0.0%
†
b
Rexford Industrial Realty LP , Senior Note , 144A, 4.125% , 3/15/29 United States 267,000 261,527
IT Services 0.3%
Akamai Technologies, Inc. , Senior Note , 0.375% , 9/01/27 .....
United States 342,000 332,509
b
Cloudflare, Inc. , Senior Note , 144A, Zero Cpn., 6/15/30 ....... United States 541,000 585,091
Okta, Inc. , Senior Note , 0.375% , 6/15/26 ..................
United States 199,000 190,841
b
Snowflake, Inc. , Senior Note , 144A, Zero Cpn., 10/01/27 ...... United States 589,000 896,458
Spotify USA, Inc. , Senior Note , Zero Cpn., 3/15/26 ..........
United States 407,000 617,582
2,622,481
Life Sciences Tools & Services 0.0%
†
b,c
QIAGEN NV , Senior Note , Reg S, 0.98% , 12/17/27 .......... United States 200,000 195,244
Repligen Corp. , Senior Note , 1% , 12/15/28 ................
United States 230,000 228,965
424,209
Multi-Utilities 0.1%
CMS Energy Corp. , Senior Note , 3.375% , 5/01/28 ...........
United States 406,000 432,593
Oil, Gas & Consumable Fuels 0.0%
†
Northern Oil & Gas, Inc. , Senior Note , 3.625% , 4/15/29 .......
United States 243,000 254,239
Passenger Airlines 0.1%
b
International Consolidated Airlines Group SA , Senior Note , Reg S,
1.125% , 5/18/28 ................................... United Kingdom 400,000 EUR 620,862
Pharmaceuticals 0.0%
†
b
Jazz Investments I Ltd. , Senior Note , 144A, 3.125% , 9/15/30 ... United States 345,000 367,425
Professional Services 0.0%
†
Parsons Corp. , Senior Note , 2.625% , 3/01/29 ..............
United States 220,000 234,960
Real Estate Management & Development 0.0%
†
b
LEG Properties BV , Senior Note , Reg S, 1% , 9/04/30 ........ Germany 300,000 EUR 361,029
Semiconductors & Semiconductor Equipment 0.2%
Microchip Technology, Inc. , Senior Note , 0.75% , 6/01/30 ......
United States 340,000 335,580
MKS, Inc. , Senior Note , 1.25% , 6/01/30 ...................
United States 357,000 353,608
ON Semiconductor Corp. , Senior Note , 0.5% , 3/01/29 ........
United States 546,000 506,661
b
SK Hynix, Inc. , Senior Note , Reg S, 1.75% , 4/11/30 .......... South Korea 400,000 1,061,400
b,c
STMicroelectronics NV , B , Senior Note , Reg S, 0.26% , 8/04/27 . Singapore 400,000 397,796

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Semiconductors & Semiconductor Equipment (continued)
d
Wolfspeed, Inc. , Senior Note , 1.875% , 12/01/29 ............ United States 434,000 $ 111,755
2,766,800
Software 0.6%
Bentley Systems, Inc. , Senior Note , 0.375% , 7/01/27 .........
United States 290,000 274,195
b
Box, Inc. , Senior Note , 144A, 1.5% , 9/15/29 ............... United States 419,000 432,618
b
Core Scientific, Inc. , Senior Note , 144A, Zero Cpn., 6/15/31 .... United States 184,000 200,790
b
CyberArk Software Ltd. , Senior Note , 144A, Zero Cpn., 6/15/30 . United States 300,000 309,000
b,c
Datadog, Inc. , Senior Note , 144A, 0.92% , 12/01/29 .......... United States 646,000 620,483
b
Guidewire Software, Inc. , Senior Note , 144A, 1.25% , 11/01/29 .. United States 628,000 741,982
b,c
MARA Holdings, Inc. , Senior Note , 144A, 2.57% , 6/01/31 ..... United States 185,000 159,193
b,c
MicroStrategy, Inc. ,
Senior Note, 144A, 1.2%, 12/01/29 .................... United States 686,000 650,671
Senior Note, 144A, 0.407%, 3/01/30 ................... United States 387,000 455,254
b
Nutanix, Inc. , Senior Note , 144A, 0.5% , 12/15/29 ............ United States 512,000 581,476
Progress Software Corp. , Senior Note , 3.5% , 3/01/30 ........
United States 245,000 284,567
Tyler Technologies, Inc. , Senior Note , 0.25% , 3/15/26 ........
United States 363,000 447,942
Vertex, Inc. , Senior Note , 0.75% , 5/01/29 .................
United States 252,000 302,530
Workiva, Inc. , Senior Note , 1.25% , 8/15/28 ................
United States 271,000 251,691
5,712,392
Specialty Retail 0.0%
†
Burlington Stores, Inc. , 1.25% , 12/15/27 ..................
United States 187,000 242,072
Wayfair, Inc. , Senior Note , 3.25% , 9/15/27 .................
United States 308,000 351,736
593,808
Technology Hardware, Storage & Peripherals 0.1%
b
Lenovo Group Ltd. , Senior Note , Reg S, 2.5% , 8/26/29 ....... China 234,000 291,739
Seagate HDD Cayman , Senior Note , 3.5% , 6/01/28 ..........
United States 425,000 765,159
1,056,898
Total Convertible Bonds (Cost $36,416,321) ..................................
39,247,574
Corporate Bonds 27.6%
Aerospace & Defense 0.9%
ATI, Inc. ,
Senior Note, 4.875%, 10/01/29 ....................... United States 2,395,000 2,347,773
Senior Note, 7.25%, 8/15/30 ......................... United States 455,000 477,178
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................... United States 85,000 78,837
Senior Note, 2.7%, 2/01/27 .......................... United States 1,060,000 1,030,632
Senior Note, 6.298%, 5/01/29 ........................ United States 245,000 259,082
b
Bombardier, Inc. , Senior Note , 144A, 7% , 6/01/32 ........... Canada 2,755,000 2,872,459
b
Spirit AeroSystems, Inc. ,
Secured Note, 144A, 9.75%, 11/15/30 .................. United States 672,000 741,956
Senior Secured Note, 144A, 9.375%, 11/30/29 ........... United States 608,000 645,855
b
TransDigm, Inc. ,
Senior Secured Note, 144A, 6.875%, 12/15/30 ........... United States 625,000 648,939
Senior Secured Note, 144A, 6.625%, 3/01/32 ............ United States 405,000 419,841
9,522,552
Automobile Components 0.0%
†
b
Adient Global Holdings Ltd. , Senior Note , 144A, 7.5% , 2/15/33 . United States 205,000 209,816

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Automobiles 0.3%
b
Hyundai Capital America , Senior Note , 144A, 4.55% , 9/26/29 .. United States 2,510,000 $ 2,488,243
b
Volkswagen Group of America Finance LLC , Senior Note , 144A,
1.625% , 11/24/27 .................................. Germany 1,380,000 1,285,152
3,773,395
Banks 1.6%
b
AIB Group plc , Senior Note , 144A, 6.608% to 9/12/28, FRN
thereafter , 9/13/29 ................................. Ireland 1,185,000 1,254,326
Bank of America Corp. ,
Senior Note, 6.204% to 11/09/27, FRN thereafter, 11/10/28 .. United States 2,870,000 2,987,422
L, Sub. Bond, 4.183%, 11/25/27 ...................... United States 1,275,000 1,270,150
b
CaixaBank SA , Senior Non-Preferred Note , 144A, 6.208% to
1/17/28, FRN thereafter , 1/18/29 ...................... Spain 1,205,000 1,252,737
JPMorgan Chase & Co. , Senior Note , 6.07% to 10/21/26, FRN
thereafter , 10/22/27 ................................ United States 6,055,000 6,188,209
Toronto-Dominion Bank (The) , Senior Note , 5.264% , 12/11/26 ..
Canada 985,000 998,810
Wells Fargo & Co. , Senior Note , 5.574% to 7/24/28, FRN
thereafter , 7/25/29 ................................. United States 2,725,000 2,814,118
16,765,772
Building Products 0.6%
b
Builders FirstSource, Inc. , Senior Bond , 144A, 6.75% , 5/15/35 .. United States 345,000 355,648
b
JH North America Holdings, Inc. ,
Senior Secured Note, 144A, 5.875%, 1/31/31 ............ United States 80,000 80,748
Senior Secured Note, 144A, 6.125%, 7/31/32 ............ United States 340,000 345,858
b
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 1,225,000 1,257,197
b
Quikrete Holdings, Inc. ,
Senior Note, 144A, 6.75%, 3/01/33 .................... United States 815,000 841,447
Senior Secured Note, 144A, 6.375%, 3/01/32 ............ United States 420,000 432,157
b
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................. United States 2,600,000 2,727,990
b
Standard Building Solutions, Inc. , Senior Note , 144A, 6.5% ,
8/15/32 ......................................... United States 775,000 794,595
6,835,640
Capital Markets 1.2%
Ares Capital Corp. , Senior Note , 7% , 1/15/27 ..............
United States 3,025,000 3,122,209
b
Dresdner Funding Trust I , Junior Sub. Bond , 144A, 8.151% ,
6/30/31 ......................................... United States 100,000 110,567
b
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.75% , 5/01/33 ............................... United States 2,355,000 2,422,897
Morgan Stanley , Senior Note , 5.123% to 1/31/28, FRN thereafter ,
2/01/29 ......................................... United States 4,240,000 4,314,979
b,e
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 535,000 540,812
UBS AG , Senior Note , 7.5% , 2/15/28 .....................
Switzerland 585,000 631,224
b
UBS Group AG , Senior Note , 144A, 5.428% to 2/07/29, FRN
thereafter , 2/08/30 ................................. Switzerland 1,058,000 1,086,822
12,229,510
Chemicals 0.3%
b
Avient Corp. , Senior Note , 144A, 6.25% , 11/01/31 ........... United States 275,000 277,743
b
Braskem Idesa SAPI , Senior Secured Note , Reg S, 7.45% ,
11/15/29 ........................................ Mexico 800,000 589,720
Celanese US Holdings LLC , Senior Bond , 6.629% , 7/15/32 ....
United States 38,000 39,865

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 670,000 $ 687,335
Huntsman International LLC , Senior Bond , 4.5% , 5/01/29 .....
United States 1,300,000 1,233,850
2,828,513
Commercial Services & Supplies 1.2%
b
Allied Universal Holdco LLC , Senior Secured Note , 144A,
7.875% , 2/15/31 ................................... United States 1,215,000 1,270,382
b
Ambipar Lux SARL , Senior Note , 144A, 10.875% , 2/05/33 ..... Brazil 790,000 748,578
b
Aramark Services, Inc. , Senior Bond , 144A, 5% , 2/01/28 ...... United States 1,226,000 1,222,243
b
Prime Security Services Borrower LLC / Prime Finance, Inc. ,
Secured Note , 144A, 6.25% , 1/15/28 ................... United States 1,235,000 1,238,045
b
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 1,630,000 1,631,231
b
Verisure Midholding AB , Senior Note , Reg S, 5.25% , 2/15/29 ... Sweden 3,240,000 EUR 3,840,483
b
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 260,000 281,774
b
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 2,150,000 2,237,329
12,470,065
Communications Equipment 0.1%
Motorola Solutions, Inc. , Senior Note , 5% , 4/15/29 ...........
United States 1,235,000 1,255,605
Construction & Engineering 0.1%
b
Arcosa, Inc. , Senior Note , 144A, 6.875% , 8/15/32 ........... United States 320,000 332,302
b
Webuild SpA , Senior Note , Reg S, 7% , 9/27/28 ............. Italy 670,000 EUR 858,868
1,191,170
Construction Materials 0.0%
†
b,f
Cemex SAB de CV , Sub. Bond , 144A, 7.2% to 9/09/30, FRN
thereafter , Perpetual ............................... Mexico 270,000 273,105
Consumer Finance 0.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Note , 4.625% , 9/10/29 ......................... Ireland 1,805,000 1,806,092
b
Encore Capital Group, Inc. , Senior Secured Note , 144A, 9.25% ,
4/01/29 ......................................... United States 1,375,000 1,463,939
b
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 2,803,000 2,904,029
Ford Motor Credit Co. LLC ,
Senior Note, 5.8%, 3/05/27 .......................... United States 650,000 655,369
Senior Note, 4.125%, 8/17/27 ........................ United States 940,000 919,108
7,748,537
Containers & Packaging 0.2%
b
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 1,120,000 1,150,121
b
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd.
Co-Issuer LLC , Senior Secured Note , 144A, 6% , 9/15/28 .... Canada 1,240,000 1,240,000
2,390,121
Distributors 0.2%
b
RB Global Holdings, Inc. , Senior Note , 144A, 7.75% , 3/15/31 .. Canada 1,610,000 1,694,540
Diversified REITs 0.2%
VICI Properties LP , Senior Note , 4.95% , 2/15/30 ............
United States 2,520,000 2,535,847

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services 0.8%
AT&T, Inc. , Senior Note , 4.1% , 2/15/28 ...................
United States 3,000,000 $ 2,988,141
b
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
144A, 4.75% , 2/01/32 ............................... United States 3,023,000 2,869,286
b
IHS Holding Ltd. , Senior Note , Reg S, 8.25% , 11/29/31 ....... Nigeria 750,000 759,223
b
Level 3 Financing, Inc. , Senior Secured Note , 144A, 10.75% ,
12/15/30 ........................................ United States 875,000 994,219
7,610,869
Electric Utilities 1.9%
b
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure /
Buffalo Energy , Senior Secured Bond , 144A, 7.875% , 2/15/39 Mexico 1,090,000 1,123,840
Duke Energy Carolinas LLC , A , Senior Bond , 6% , 12/01/28 ....
United States 1,185,000 1,251,701
b
Energo-Pro A/S , Senior Note , 144A, 11% , 11/02/28 .......... Czech Republic 1,000,000 1,072,860
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 1,225,000 1,257,119
b
NRG Energy, Inc. , Senior Bond , 144A, 6.25% , 11/01/34 ....... United States 2,560,000 2,609,851
Pacific Gas and Electric Co. , Senior Note , 6.1% , 1/15/29 ......
United States 1,200,000 1,243,702
PG&E Corp. , Senior Secured Bond , 5.25% , 7/01/30 .........
United States 2,815,000 2,683,448
Southern Co. (The) , Senior Note , 5.5% , 3/15/29 ............
United States 1,775,000 1,848,512
Virginia Electric and Power Co. , A , Senior Bond , 2.875% , 7/15/29
United States 2,700,000 2,564,637
b
Vistra Operations Co. LLC ,
Senior Note, 144A, 4.375%, 5/01/29 ................... United States 1,560,000 1,521,465
Senior Note, 144A, 6.875%, 4/15/32 ................... United States 1,285,000 1,344,280
18,521,415
Energy Equipment & Services 0.2%
b
Aris Water Holdings LLC , Senior Note , 144A, 7.25% , 4/01/30 .. United States 1,130,000 1,166,791
b
Transocean Poseidon Ltd. , Senior Secured Note , 144A, 6.875% ,
2/01/27 ......................................... United States 643,125 644,600
b
Transocean Titan Financing Ltd. , Senior Secured Note , 144A,
8.375% , 2/01/28 ................................... United States 411,667 418,462
2,229,853
Entertainment 0.2%
b
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 2,100,000 2,180,443
Financial Services 1.4%
b
Benteler International AG , Senior Secured Note , 144A, 10.5% ,
5/15/28 ......................................... Austria 1,935,000 2,038,257
b
Freedom Mortgage Corp. , Senior Note , 144A, 12.25% , 10/01/30 United States 1,930,000 2,141,699
b
Jefferson Capital Holdings LLC , Senior Note , 144A, 9.5% , 2/15/29 United States 2,685,000 2,841,627
b
Nationstar Mortgage Holdings, Inc. , Senior Bond , 144A, 5.75% ,
11/15/31 ........................................ United States 2,970,000 3,018,684
b
Petronas Capital Ltd. ,
Senior Bond, Reg S, 2.48%, 1/28/32 ................... Malaysia 1,980,000 1,726,518
Senior Note, 144A, 4.95%, 1/03/31 .................... Malaysia 1,030,000 1,051,529
b
Rocket Cos., Inc. , Senior Note , 144A, 6.375% , 8/01/33 ....... United States 1,100,000 1,126,896
b
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. , Senior
Note , 144A, 5.5% , 5/15/33 ........................... United States 270,000 EUR 329,800
14,275,010
Food Products 0.2%
b
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 1,095,000 1,142,427

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Note, 3%, 2/02/29 ........................... United States 815,000 $ 774,794
Senior Note, 5.5%, 1/15/30 .......................... United States 399,000 408,668
2,325,889
Ground Transportation 0.2%
b
Ashtead Capital, Inc. , Senior Note , 144A, 4% , 5/01/28 ........ United Kingdom 1,295,000 1,275,937
b
Transnet SOC Ltd. , Senior Note , Reg S, 8.25% , 2/06/28 ...... South Africa 1,120,000 1,159,931
2,435,868
Health Care Equipment & Supplies 0.1%
GE HealthCare Technologies, Inc. , Senior Note , 4.8% , 8/14/29 .
United States 1,245,000 1,263,609
Health Care Providers & Services 0.8%
CVS Health Corp. , Junior Sub. Bond , 7% to 3/09/30, FRN
thereafter , 3/10/55 ................................. United States 980,000 1,013,232
b
DaVita, Inc. ,
Senior Note, 144A, 6.875%, 9/01/32 ................... United States 960,000 995,333
Senior Note, 144A, 6.75%, 7/15/33 .................... United States 135,000 139,485
b
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 3,020,000 2,900,376
Tenet Healthcare Corp. , Senior Secured Note , 6.75% , 5/15/31 ..
United States 2,650,000 2,743,357
7,791,783
Health Care REITs 0.1%
b
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 1,315,000 1,377,280
Hotel & Resort REITs 0.3%
b
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note, 144A, 6.5%, 4/01/32 ..................... United States 1,225,000 1,260,675
Senior Note, 144A, 6.5%, 6/15/33 ..................... United States 405,000 416,895
b
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 985,000 1,004,815
2,682,385
Hotels, Restaurants & Leisure 1.4%
b
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ...... United States 1,300,000 1,246,793
b
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 7% ,
2/15/30 ......................................... United States 1,684,000 1,744,973
b
Carnival Corp. , Senior Note , 144A, 5.75% , 3/15/30 .......... United States 545,000 554,573
b
Royal Caribbean Cruises Ltd. ,
Senior Note, 144A, 5.625%, 9/30/31 ................... United States 495,000 498,333
Senior Note, 144A, 6.25%, 3/15/32 .................... United States 642,000 660,300
Senior Note, 144A, 6%, 2/01/33 ...................... United States 1,403,000 1,430,923
b
Six Flags Entertainment Corp. , Senior Note , 144A, 7.25% ,
5/15/31 ......................................... United States 1,650,000 1,696,713
b
Station Casinos LLC , Senior Bond , 144A, 4.625% , 12/01/31 ... United States 1,650,000 1,546,642
Viking Cruises Ltd. ,
b
Senior Note, 144A, 9.125%, 7/15/31 ................... United States 1,285,000 1,384,749
b
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 2,080,000 2,219,539
12,983,538
Household Durables 0.6%
Newell Brands, Inc. ,
Senior Note, 6.375%, 5/15/30 ........................ United States 291,000 283,819

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Household Durables (continued)
Newell Brands, Inc., (continued)
Senior Note, 6.625%, 5/15/32 ........................ United States 87,000 $ 83,212
b
Senior Note, 144A, 8.5%, 6/01/28 ..................... United States 430,000 452,666
b
Taylor Morrison Communities, Inc. , Senior Bond , 144A, 5.125% ,
8/01/30 ......................................... United States 2,811,000 2,802,976
Toll Brothers Finance Corp. , Senior Bond , 3.8% , 11/01/29 .....
United States 1,320,000 1,281,656
b
Weekley Homes LLC / Weekley Finance Corp. , Senior Note ,
144A, 4.875% , 9/15/28 .............................. United States 1,145,000 1,109,769
6,014,098
Independent Power and Renewable Electricity Producers 0.3%
b
AES Andes SA , Senior Note , 144A, 6.25% , 3/14/32 .......... Chile 1,170,000 1,194,583
Constellation Energy Generation LLC , Senior Note , 5.6% , 3/01/28
United States 1,215,000 1,257,541
b
FIEMEX Energia - Banco Actinver SA Institucion de Banca
Multiple , Senior Secured Bond , 144A, 7.25% , 1/31/41 ...... Mexico 765,573 777,746
3,229,870
Insurance 0.8%
b
Acrisure LLC / Acrisure Finance, Inc. , Senior Secured Note , 144A,
7.5% , 11/06/30 .................................... United States 1,175,000 1,214,579
b
Athene Global Funding , Secured Note , 144A, 5.583% , 1/09/29 . United States 1,220,000 1,254,585
F&G Annuities & Life, Inc. , Senior Note , 7.4% , 1/13/28 .......
United States 1,200,000 1,257,502
b
GA Global Funding Trust , Secured Note , 144A, 4.4% , 9/23/27 .. United States 1,340,000 1,337,853
b
Jones Deslauriers Insurance Management, Inc. , Senior Secured
Note , 144A, 8.5% , 3/15/30 ........................... Canada 1,155,000 1,225,060
b
New York Life Global Funding , Senior Secured Note , 144A, 4.9% ,
6/13/28 ......................................... United States 1,230,000 1,255,923
b
Protective Life Global Funding , Secured Note , 144A, 5.467% ,
12/08/28 ........................................ United States 1,765,000 1,827,156
9,372,658
Interactive Media & Services 0.2%
b
Snap, Inc. , Senior Note , 144A, 6.875% , 3/01/33 ............ United States 1,888,000 1,938,506
IT Services 0.4%
b
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 1,320,000 1,301,466
b
Gartner, Inc. , Senior Note , 144A, 3.625% , 6/15/29 ........... United States 2,675,000 2,545,286
3,846,752
Leisure Products 0.1%
b
Mattel, Inc. , Senior Note , 144A, 3.75% , 4/01/29 ............. United States 1,550,000 1,486,758
Life Sciences Tools & Services 0.1%
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 697,000 698,011
Machinery 0.1%
b
Terex Corp. , Senior Note , 144A, 6.25% , 10/15/32 ........... United States 1,160,000 1,163,127
Media 0.8%
b
Clear Channel Outdoor Holdings, Inc. , Senior Secured Note ,
144A, 7.875% , 4/01/30 .............................. United States 1,680,000 1,735,699
b
McGraw-Hill Education, Inc. ,
Senior Secured Note, 144A, 5.75%, 8/01/28 ............. United States 934,000 940,271
Senior Secured Note, 144A, 7.375%, 9/01/31 ............ United States 900,000 939,511
b
News Corp. , Senior Note , 144A, 3.875% , 5/15/29 ........... United States 880,000 842,618

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
b
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Note, 144A, 5%, 8/15/27 ...................... United States 1,485,000 $ 1,478,509
Senior Secured Note, 144A, 7.375%, 2/15/31 ............ United States 445,000 471,466
b
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 1,350,000 1,364,967
7,773,041
Metals & Mining 0.7%
ArcelorMittal SA , Senior Bond , 7% , 10/15/39 ...............
Luxembourg 1,035,000 1,147,504
b
Cleveland-Cliffs, Inc. , Senior Note , 144A, 7% , 3/15/32 ........ United States 573,000 540,861
Commercial Metals Co. , Senior Bond , 4.375% , 3/15/32 .......
United States 1,536,000 1,416,032
b
Constellium SE ,
Senior Note, Reg S, 3.125%, 7/15/29 .................. United States 980,000 EUR 1,113,353
Senior Note, 144A, 6.375%, 8/15/32 ................... United States 1,785,000 1,815,898
b
Novelis Corp. , Senior Note , 144A, 6.875% , 1/30/30 .......... United States 1,098,000 1,135,942
7,169,590
Multi-Utilities 0.1%
Ameren Corp. , Senior Note , 5% , 1/15/29 ..................
United States 1,110,000 1,130,525
Oil, Gas & Consumable Fuels 2.5%
b
Aker BP ASA , Senior Note , 144A, 5.6% , 6/13/28 ............ Norway 1,225,000 1,258,918
b
Antero Resources Corp. , Senior Note , 144A, 5.375% , 3/01/30 .. United States 1,425,000 1,435,015
b,e
Crescent Energy Finance LLC , Senior Note , 144A, 8.375% ,
1/15/34 ......................................... United States 860,000 861,126
Energy Transfer LP , Senior Bond , 5.25% , 4/15/29 ...........
United States 2,455,000 2,514,998
b
Hess Midstream Operations LP ,
Senior Note, 144A, 5.875%, 3/01/28 ................... United States 360,000 365,591
Senior Note, 144A, 4.25%, 2/15/30 .................... United States 1,560,000 1,501,146
Senior Note, 144A, 5.5%, 10/15/30 .................... United States 538,000 540,752
b
KazMunayGas National Co. JSC ,
Senior Bond, Reg S, 5.375%, 4/24/30 .................. Kazakhstan 1,350,000 1,362,380
Senior Bond, Reg S, 6.375%, 10/24/48 ................. Kazakhstan 980,000 907,690
Kinder Morgan, Inc. , Senior Note , 5% , 2/01/29 .............
United States 1,605,000 1,630,536
b
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 2,710,000 2,734,688
b
Matador Resources Co. , Senior Note , 144A, 6.875% , 4/15/28 .. United States 2,661,000 2,715,332
b
Pertamina Hulu Energi PT , Senior Note , 144A, 5.25% , 5/21/30 . Indonesia 415,000 419,464
b,e
Raizen Fuels Finance SA , Senior Note , 144A, 6.25% , 7/08/32 .. Brazil 1,030,000 1,023,562
b
South Bow USA Infrastructure Holdings LLC , Senior Note , 144A,
5.026% , 10/01/29 .................................. Canada 1,250,000 1,254,441
b
Sunoco LP , Senior Note , 144A, 6.25% , 7/01/33 ............. United States 988,000 1,005,116
Targa Resources Corp. , Senior Note , 6.15% , 3/01/29 ........
United States 1,190,000 1,251,831
b
TGNR Intermediate Holdings LLC , Senior Note , 144A, 5.5% ,
10/15/29 ........................................ United States 1,264,000 1,225,795
b
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.375% ,
6/01/31 ......................................... United States 2,610,000 2,712,705
b
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond, 144A, 7.75%, 5/01/35 ............. United States 170,000 184,160
Senior Secured Note, 144A, 7.5%, 5/01/33 .............. United States 170,000 182,158
27,087,404
Paper & Forest Products 0.1%
b
Magnera Corp. , Senior Note , 144A, 4.75% , 11/15/29 ......... United States 640,000 566,170
Passenger Airlines 0.4%
b
Air France-KLM , Senior Note , Reg S, 8.125% , 5/31/28 ....... France 1,200,000 EUR 1,587,649

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Passenger Airlines (continued)
b
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..... United States 1,085,000 $ 1,130,685
b
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 765,000 743,087
3,461,421
Personal Care Products 0.1%
Haleon US Capital LLC , Senior Note , 3.375% , 3/24/29 .......
United States 1,315,000 1,271,978
Pharmaceuticals 0.6%
Pharmacia LLC , Senior Bond , 6.6% , 12/01/28 ..............
United States 2,870,000 3,082,024
Teva Pharmaceutical Finance Netherlands II BV , Senior Note ,
4.375% , 5/09/30 ................................... Israel 930,000 EUR 1,118,799
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
8.125% , 9/15/31 ................................... Israel 1,873,000 2,123,252
6,324,075
Professional Services 0.1%
b
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 990,000 1,022,866
Semiconductors & Semiconductor Equipment 0.1%
Broadcom Corp. / Broadcom Cayman Finance Ltd. , Senior Note ,
3.875% , 1/15/27 ................................... United States 1,515,000 1,505,127
Software 0.1%
b
Cloud Software Group, Inc. , Senior Secured Note , 144A, 6.5% ,
3/31/29 ......................................... United States 500,000 504,979
Specialized REITs 0.3%
American Tower Corp. , Senior Note , 2.75% , 1/15/27 .........
United States 3,045,000 2,973,670
Specialty Retail 0.4%
Bath & Body Works, Inc. , Senior Bond , 6.875% , 11/01/35 .....
United States 3,175,000 3,297,307
b,g
Carvana Co. , Senior Secured Note , 144A, PIK, 9% , 12/01/28 .. United States 1,075,000 1,103,728
4,401,035
Technology Hardware, Storage & Peripherals 0.3%
b
Seagate Data Storage Technology Pte. Ltd. , Senior Note , 144A,
5.875% , 7/15/30 ................................... United States 830,000 844,466
Seagate HDD Cayman , Senior Bond , 9.625% , 12/01/32 ......
United States 1,436,000 1,619,914
2,464,380
Textiles, Apparel & Luxury Goods 0.6%
b,e
Beach Acquisition Bidco LLC ,
g
Senior Note, 144A, PIK, 10%, 7/15/33 .................. United States 1,090,000 1,132,526
Senior Secured Note, 144A, 5.25%, 7/15/32 ............. United States 560,000 EUR 665,193
b
Crocs, Inc. , Senior Bond , 144A, 4.125% , 8/15/31 ............ United States 1,695,000 1,528,172
Levi Strauss & Co. , Senior Note , 3.375% , 3/15/27 ...........
United States 1,004,000 EUR 1,184,399
b
Under Armour, Inc. , Senior Note , 144A, 7.25% , 7/15/30 ....... United States 675,000 685,264
5,195,554
Tobacco 0.2%
Philip Morris International, Inc. , Senior Note , 5.125% , 2/15/30 ..
United States 2,435,000 2,506,174
Trading Companies & Distributors 1.3%
Air Lease Corp. , Senior Note , 5.85% , 12/15/27 .............
United States 3,475,000 3,595,653
b
Aircastle Ltd. , Senior Note , 144A, 5.25% , 8/11/25 ........... United States 1,365,000 1,364,936
b
Aviation Capital Group LLC , Senior Note , 144A, 5.375% , 7/15/29 United States 1,245,000 1,268,524
b
Boise Cascade Co. , Senior Note , 144A, 4.875% , 7/01/30 ..... United States 1,260,000 1,226,766

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Trading Companies & Distributors (continued)
b
EquipmentShare.com, Inc. , Secured Note , 144A, 9% , 5/15/28 .. United States 1,180,000 $ 1,248,062
b
Herc Holdings, Inc. ,
Senior Note, 144A, 6.625%, 6/15/29 ................... United States 375,000 385,072
Senior Note, 144A, 7%, 6/15/30 ...................... United States 205,000 214,221
Senior Note, 144A, 7.25%, 6/15/33 .................... United States 1,985,000 2,081,176
b
QXO Building Products, Inc. , Senior Secured Note , 144A, 6.75% ,
4/30/32 ......................................... United States 1,315,000 1,358,003
United Rentals North America, Inc. , Senior Bond , 4% , 7/15/30 ..
United States 533,000 508,979
b
WESCO Distribution, Inc. , Senior Note , 144A, 6.375% , 3/15/33 . United States 265,000 274,087
13,525,479
Wireless Telecommunication Services 1.0%
T-Mobile USA, Inc. ,
Senior Note, 2.05%, 2/15/28 ......................... United States 1,360,000 1,285,718
Senior Note, 3.375%, 4/15/29 ........................ United States 6,100,000 5,873,613
b
Vmed O2 UK Financing I plc , Senior Secured Bond , Reg S,
3.25% , 1/31/31 ................................... United Kingdom 1,490,000 EUR 1,674,870
b
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 1,535,000 1,641,675
10,475,876
Total Corporate Bonds (Cost $276,274,390) ...................................
284,511,254
Senior Floating Rate Interests 6.1%
Aerospace & Defense 0.1%
h
TransDigm, Inc., First Lien, CME Term Loan, J, 6.796%, (3-month
SOFR + 2.5%), 2/28/31 ............................. United States 1,092,203 1,095,376
Automobile Components 0.0%
†
h
Clarios Global LP, First Lien, Amendment No. 6 Dollar CME Term
Loan, 7.077%, (1-month SOFR + 2.75%), 1/28/32 ......... United States 342,504 343,254
h
Building Products 0.2%
EMRLD Borrower LP, First Lien, Second Amendment Incremental
CME Term Loan, 6.827%, (1-month SOFR + 2.5%), 8/04/31 .. United States 1,054,376 1,054,001
Quikrete Holdings, Inc., First Lien, CME Term Loan, B2, 6.577%,
(1-month SOFR + 2.25%), 3/19/29 ..................... United States 1,290,333 1,291,514
2,345,515
a a a a a a
Chemicals 0.1%
h
Nouryon Finance BV, First Lien, Term Loan, B, 5.736%, (3-month
EURIBOR + 3.5%), 4/03/28 .......................... Netherlands 1,160,000 EUR 1,372,263
h
Commercial Services & Supplies 0.2%
Madison IAQ LLC, First Lien, Initial CME Term Loan, 6.762%,
(6-month SOFR + 2.5%), 6/21/28 ...................... United States 1,337,628 1,340,136
PG Polaris BidCo SARL, First Lien, Initial CME Term Loan,
7.046%, (3-month SOFR + 2.75%), 3/26/31 .............. Luxembourg 550,844 553,048
1,893,184
a a a a a a
Communications Equipment 0.1%
e,h
CommScope, Inc., First Lien, Initial CME Term Loan, 9.577%,
(1-month SOFR + 5.25%), 12/18/29 .................... United States 1,005,000 1,018,713

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Distributors 0.0%
†
h
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan, 8.296%, (3-month SOFR + 4%), 11/30/30 ........... United States 197,818 $ 198,758
Electrical Equipment 0.1%
h
WEC US Holdings, Inc., First Lien, Initial CME Term Loan,
6.574%, (1-month SOFR + 2.25%), 1/27/31 .............. United States 1,339,875 1,341,717
h
Entertainment 0.0%
†
Banijay Entertainment SAS, First Lien, CME Term Loan, B3,
7.072%, (1-month SOFR + 2.75%), 3/01/28 .............. France 501,259 503,034
Playtika Holding Corp., First Lien, CME Term Loan, B1, 7.191%,
(1-month SOFR + 2.75%), 3/13/28 ..................... United States 234,388 230,980
734,014
a a a a a a
Food Products 0.1%
e,h
Chobani LLC, First Lien, 2025 New CME Term Loan, 6.827%,
(1-month SOFR + 2.5%), 10/25/27 ..................... United States 1,236,892 1,242,817
Ground Transportation 0.1%
h
Genesee & Wyoming, Inc., First Lien, Initial CME Term Loan,
6.046%, (3-month SOFR + 1.75%), 4/10/31 .............. United States 818,813 815,505
h
Health Care Equipment & Supplies 0.4%
Bausch + Lomb Corp., First Lien, Initial CME Term Loan, 7.679%,
(1-month SOFR + 3.25%), 5/10/27 ..................... United States 1,950,642 1,949,648
Bausch + Lomb Corp., First Lien, New CME Term Loan, 8.327%,
(1-month SOFR + 4%), 9/29/28 ....................... United States 764,331 765,924
Medline Borrower LP, First Lien, Dollar Incremental CME Term
Loan, 6.577%, (1-month SOFR + 2.25%), 10/23/28 ........ United States 1,202,302 1,205,037
3,920,609
a a a a a a
h
Health Care Providers & Services 0.3%
Phoenix Guarantor, Inc., First Lien, CME Term Loan, B5, 6.827%,
(1-month SOFR + 2.5%), 2/21/31 ...................... United States 1,278,861 1,284,526
Phoenix Newco, Inc., First Lien, Sixth Amendment CME Term
Loan, 6.827%, (1-month SOFR + 2.5%), 11/15/28 ......... United States 1,314,029 1,315,875
Waystar Technologies, Inc., First Lien, Initial CME Term Loan,
6.577%, (1-month SOFR + 2.25%), 10/22/29 ............. United States 589,380 592,330
3,192,731
a a a a a a
h
Hotels, Restaurants & Leisure 0.9%
Caesars Entertainment, Inc., First Lien, CME Term Loan, B1,
6.577%, (1-month SOFR + 2.25%), 2/06/31 .............. United States 1,328,188 1,329,024
Carnival Corp., First Lien, 2025 Repricing Advance CME Term
Loan, 6.312%, (1-month SOFR + 2%), 10/18/28 ........... United States 2,330,741 2,335,473
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B,
7.827%, (1-month SOFR + 3.5%), 1/29/29 ............... United States 1,154,215 1,154,262
Flutter Financing BV, First Lien, 2024 Refinancing CME Term
Loan, B, 6.046%, (3-month SOFR + 1.75%), 12/02/30 ...... Ireland 650,100 649,287
Great Canadian Gaming Corp., First Lien, CME Term Loan, B,
9.074%, (3-month SOFR + 4.75%), 11/01/29 ............. Canada 1,000,000 979,000
IRB Holding Corp., First Lien, 2024 Second Replacement CME
Term Loan, B, 6.827%, (1-month SOFR + 2.5%), 12/15/27 ... United States 1,565,532 1,567,168
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan, 7.285%, (3-month SOFR + 3%), 4/04/29 ... United States 1,272,134 1,272,509
9,286,723
a a a a a a

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Household Durables 0.1%
h
Hunter Douglas, Inc., First Lien, CME Term Loan, B1, 7.546%,
(3-month SOFR + 3.25%), 1/16/32 ..................... Netherlands 1,211,750 $ 1,208,975
Insurance 0.1%
h
Alliant Holdings Intermediate LLC, First Lien, Initial CME Term
Loan, 7.072%, (1-month SOFR + 2.75%), 9/19/31 ......... United States 1,318,346 1,320,139
h
IT Services 0.2%
Ahead DB Holdings LLC, First Lien, CME Term Loan, B3, 7.299%,
(3-month SOFR + 3%), 2/03/31 ....................... United States 537,441 538,562
Fortress Intermediate 3, Inc., First Lien, Initial CME Term Loan,
7.827%, (1-month SOFR + 3.5%), 6/27/31 ............... United States 1,007,462 1,011,240
1,549,802
a a a a a a
h
Machinery 0.5%
Chart Industries, Inc., First Lien, Amendment No. 7 CME Term
Loan, 6.788%, (3-month SOFR + 2.5%), 3/15/30 .......... United States 1,906,971 1,915,314
CPM Holdings, Inc., First Lien, Initial CME Term Loan, 8.824%,
(1-month SOFR + 4.5%), 9/28/28 ...................... United States 995,462 976,409
e
Filtration Group Corp., First Lien, 2025 Incremental Dollar CME
Term Loan, 7.327%, (1-month SOFR + 3%), 10/23/28 ...... United States 1,107,132 1,112,656
TK Elevator Midco GmbH, First Lien, CME Term Loan, B1,
7.237%, (3-month SOFR + 3%), 4/30/30 ................ Germany 813,265 816,315
4,820,694
a a a a a a
h
Media 0.7%
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan, 8.441%, (1-month SOFR + 4%),
8/23/28 ......................................... United States 920,000 914,577
CSC Holdings LLC, First Lien, Term Loan, B5, 9%, (PRIME +
1.5%), 4/15/27 .................................... United States 1,559,427 1,521,284
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B, 9.791%, (3-month SOFR + 5.25%), 8/02/29 ....... United States 2,423,170 2,408,849
Gray Media, Inc., First Lien, CME Term Loan, D, 7.439%,
(1-month SOFR + 3%), 12/01/28 ...................... United States 1,374,945 1,334,790
6,179,500
a a a a a a
Oil, Gas & Consumable Fuels 0.2%
h
CQP Holdco LP, First Lien, Initial CME Term Loan, 6.299%,
(3-month SOFR + 2%), 12/31/30 ...................... United States 2,198,800 2,201,636
Paper & Forest Products 0.1%
h
Glatfelter Corp., First Lien, CME Term Loan, 8.583%, (3-month
SOFR + 4.25%), 11/04/31 ........................... United States 557,200 548,146
h
Passenger Airlines 0.2%
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan, 6.522%,
(3-month SOFR + 2.25%), 4/20/28 ..................... United States 2,246,324 2,234,912
e
American Airlines, Inc., First Lien, 2025 Incremental CME Term
Loan, 7.58%, (3-month SOFR + 3.25%), 5/28/32 .......... United States 115,000 115,891
2,350,803
a a a a a a
Pharmaceuticals 0.1%
h
Endo Finance Holdings, Inc., First Lien, 2024 Refinancing CME
Term Loan, 8.327%, (1-month SOFR + 4%), 4/23/31 ....... United States 962,575 963,177

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
h
Professional Services 0.2%
Dun & Bradstreet Corp. (The), First Lien, Incremental CME Term
Loan, B2, 6.572%, (1-month SOFR + 2.25%), 1/18/29 ...... United States 1,328,188 $ 1,328,686
WestJet Loyalty LP, First Lien, Initial CME Term Loan, 7.549%,
(3-month SOFR + 3.25%), 2/14/31 ..................... Canada 1,069,200 1,070,670
2,399,356
a a a a a a
h
Software 0.6%
Cloud Software Group, Inc., First Lien, Initial Dollar CME Term
Loan, B, 7.796%, (3-month SOFR + 3.5%), 3/30/29 ........ United States 1,658,664 1,662,338
McAfee Corp., First Lien, CME Term Loan, B1, 7.316%, (1-month
SOFR + 3%), 3/01/29 ............................... United States 1,305,154 1,270,215
Proofpoint, Inc., First Lien, CME Term Loan, 7.327%, (1-month
SOFR + 3%), 8/31/28 ............................... United States 1,376,873 1,379,338
UKG, Inc., First Lien, Initial CME Term Loan, 7.311%, (1-month
SOFR + 3%), 2/10/31 ............................... United States 1,301,850 1,308,236
5,620,127
a a a a a a
h
Specialty Retail 0.4%
PetSmart LLC, First Lien, Initial CME Term Loan, 8.177%,
(1-month SOFR + 3.75%), 2/11/28 ..................... United States 1,197,989 1,188,255
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C,
7.577%, (1-month SOFR + 3.25%), 10/19/29 ............. United States 2,927,762 2,916,241
4,104,496
a a a a a a
Textiles, Apparel & Luxury Goods 0.1%
h
Flash Charm, Inc., First Lien, CME Term Loan, B2, 7.776%,
(3-month SOFR + 3.5%), 3/02/28 ...................... United States 1,168,182 1,098,698
Total Senior Floating Rate Interests (Cost $63,041,197) ........................
63,166,728
Foreign Government and Agency Securities 10.7%
b
Angola Government Bond ,
Senior Bond, Reg S, 8%, 11/26/29 ..................... Angola 500,000 454,715
Senior Bond, Reg S, 8.75%, 4/14/32 ................... Angola 1,090,000 964,049
Argentina Government Bond ,
Senior Bond, 4.125%, 7/09/35 ........................ Argentina 1,800,000 1,215,393
Senior Note, 0.75%, 7/09/30 ......................... Argentina 1,936,000 1,548,800
b
Armenia Government Bond , Senior Bond , Reg S, 3.6% , 2/02/31 Armenia 850,000 736,318
b
Bahrain Government Bond , Senior Bond , Reg S, 7.375% , 5/14/30 Bahrain 1,022,000 1,064,221
b
Benin Government Bond ,
Senior Bond, 144A, 7.96%, 2/13/38 .................... Benin 990,000 940,106
Senior Bond, 144A, 8.375%, 1/23/41 ................... Benin 500,000 481,216
Senior Bond, Reg S, 4.875%, 1/19/32 .................. Benin 422,000 EUR 453,848
Senior Bond, Reg S, 4.95%, 1/22/35 ................... Benin 400,000 EUR 403,476
Brazil Government Bond ,
Senior Bond, 3.875%, 6/12/30 ........................ Brazil 1,940,000 1,831,507
Senior Bond, 6%, 10/20/33 ........................... Brazil 1,080,000 1,073,408
Senior Bond, 8.25%, 1/20/34 ......................... Brazil 1,030,000 1,176,518
Senior Bond, 6.125%, 3/15/34 ........................ Brazil 500,000 496,280
Senior Bond, 5%, 1/27/45 ........................... Brazil 1,320,000 1,006,661
b
Bulgaria Government Bond ,
Senior Bond, Reg S, 5%, 3/05/37 ...................... Bulgaria 750,000 733,961
Senior Bond, Reg S, 1.375%, 9/23/50 .................. Bulgaria 740,000 EUR 521,753
Senior Note, Reg S, 3.625%, 9/05/32 ................... Bulgaria 405,000 EUR 495,097
b
Cameroon Government Bond , Senior Bond , Reg S, 5.95% ,
7/07/32 ......................................... Cameroon 1,210,000 EUR 1,119,036

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
Chile Government Bond ,
Senior Bond, 5.65%, 1/13/37 ......................... Chile 400,000 $ 413,040
Senior Bond, 4.34%, 3/07/42 ......................... Chile 2,150,000 1,866,436
Senior Note, 4.85%, 1/22/29 ......................... Chile 960,000 975,120
Colombia Government Bond ,
Senior Bond, 3.125%, 4/15/31 ........................ Colombia 950,000 782,437
Senior Bond, 7.5%, 2/02/34 .......................... Colombia 1,710,000 1,704,556
Senior Bond, 8%, 11/14/35 ........................... Colombia 1,360,000 1,369,234
Senior Bond, 7.375%, 9/18/37 ........................ Colombia 400,000 382,804
b
Comision Federal de Electricidad , Senior Bond , Reg S, 3.875% ,
7/26/33 ......................................... Mexico 600,000 510,629
b
Costa Rica Government Bond ,
Senior Bond, Reg S, 6.125%, 2/19/31 .................. Costa Rica 1,250,000 1,288,113
Senior Bond, Reg S, 7.158%, 3/12/45 .................. Costa Rica 1,050,000 1,086,876
b
Dominican Republic Government Bond ,
Senior Bond, 144A, 6.95%, 3/15/37 .................... Dominican
Republic 750,000 763,650
Senior Bond, Reg S, 6%, 7/19/28 ...................... Dominican
Republic 1,490,000 1,516,075
Senior Bond, Reg S, 4.5%, 1/30/30 .................... Dominican
Republic 950,000 904,353
Senior Bond, Reg S, 6.85%, 1/27/45 ................... Dominican
Republic 700,000 694,225
Ecopetrol SA ,
Senior Bond, 6.875%, 4/29/30 ........................ Colombia 1,000,000 991,717
Senior Bond, 8.875%, 1/13/33 ........................ Colombia 450,000 464,537
b
Ecuador Government Bond ,
Senior Bond, Reg S, 5.5%, 7/31/35 .................... Ecuador 802,170 584,172
Senior Note, Reg S, 6.9%, 7/31/30 ..................... Ecuador 169,828 147,963
b
Egypt Government Bond ,
Senior Bond, Reg S, 7.6%, 3/01/29 .................... Egypt 1,750,000 1,765,474
Senior Bond, Reg S, 7.053%, 1/15/32 .................. Egypt 1,078,000 988,671
Senior Bond, Reg S, 7.3%, 9/30/33 .................... Egypt 1,100,000 978,536
Senior Note, 144A, 8.625%, 2/04/30 .................... Egypt 770,000 779,336
b
El Salvador Government Bond ,
Senior Bond, Reg S, 8.625%, 2/28/29 .................. El Salvador 597,000 623,119
Senior Note, Reg S, 0.25%, 4/17/30 .................... El Salvador 600,000 13,491
b,f
Electricite de France SA , Junior Sub. Bond , 144A, 9.125% to
6/14/33, FRN thereafter , Perpetual ..................... France 1,280,000 1,446,944
b
Empresa Nacional del Petroleo , Senior Bond , 144A, 5.95% ,
7/30/34 ......................................... Chile 695,000 704,022
b
Eskom Holdings SOC Ltd. ,
Senior Bond, Reg S, 6.35%, 8/10/28 ................... South Africa 230,000 232,731
Senior Note, Reg S, 4.314%, 7/23/27 ................... South Africa 240,000 234,220
b
Gabonese Republic , Senior Bond , Reg S, 6.625% , 2/06/31 .... Gabon 1,590,000 1,269,499
b
Ghana Government Bond ,
Senior Bond, 144A, 5%, 7/03/35 ....................... Ghana 333,360 260,186
Senior Note, 144A, 7/03/26 .......................... Ghana 43,680 42,446
Senior Note, 144A, 5%, 7/03/29 ....................... Ghana 240,440 225,996
Senior Note, 144A, 1/03/30 .......................... Ghana 91,659 76,844
b
Guatemala Government Bond ,
Senior Bond, Reg S, 6.6%, 6/13/36 .................... Guatemala 2,570,000 2,613,048
Senior Note, 144A, 7.05%, 10/04/32 .................... Guatemala 1,940,000 2,065,644
b
Hashemite Kingdom of Jordan , Senior Note , Reg S, 7.5% ,
1/13/29 ......................................... Jordan 470,000 483,225
b
Honduras Government Bond , Senior Bond , Reg S, 6.25% ,
1/19/27 ......................................... Honduras 230,000 230,431
b
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 2,090,000 2,109,577

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
Indonesia Government Bond ,
b
Senior Bond, 144A, 4.35%, 1/08/27 .................... Indonesia 900,000 $ 903,540
b
Senior Bond, Reg S, 4.35%, 1/08/27 ................... Indonesia 800,000 803,147
Senior Bond, 3.55%, 3/31/32 ......................... Indonesia 765,000 713,848
b
Senior Bond, Reg S, 7.75%, 1/17/38 ................... Indonesia 1,320,000 1,606,069
b
Iraq Government Bond , Senior Bond , Reg S, 5.8% , 1/15/28 .... Iraq 1,462,500 1,449,894
b
Ivory Coast Government Bond ,
Senior Bond, Reg S, 4.875%, 1/30/32 .................. Ivory Coast 1,070,000 EUR 1,131,563
Senior Bond, Reg S, 6.125%, 6/15/33 .................. Ivory Coast 2,762,000 2,515,642
Jamaica Government Bond , Senior Bond , 8% , 3/15/39 .......
Bermuda 370,000 436,300
b
Jordan Government Bond , Senior Bond , Reg S, 5.85% , 7/07/30 Jordan 700,000 675,099
Mexico Government Bond ,
Senior Bond, 2.659%, 5/24/31 ........................ Mexico 1,160,000 1,006,300
Senior Bond, 4.28%, 8/14/41 ......................... Mexico 750,000 577,538
Senior Bond, 6.338%, 5/04/53 ........................ Mexico 430,000 395,643
e
Senior Note, 5.85%, 7/02/32 ......................... Mexico 1,083,174 1,097,526
b
Montenegro Government Bond , Senior Note , 144A, 4.875% ,
4/01/32 ......................................... Montenegro 950,000 EUR 1,109,827
b
Morocco Government Bond ,
Senior Bond, Reg S, 3%, 12/15/32 ..................... Morocco 474,000 401,846
Senior Bond, Reg S, 5.5%, 12/11/42 ................... Morocco 539,000 482,295
b
Nigeria Government Bond ,
Senior Bond, Reg S, 6.5%, 11/28/27 ................... Nigeria 990,000 984,324
Senior Bond, Reg S, 7.375%, 9/28/33 .................. Nigeria 500,000 447,776
Senior Note, Reg S, 8.375%, 3/24/29 ................... Nigeria 940,000 949,424
b
Oman Government Bond , Senior Bond , Reg S, 6% , 8/01/29 ... Oman 2,167,000 2,275,000
Panama Government Bond ,
Senior Bond, 8%, 3/01/38 ........................... Panama 1,230,000 1,321,109
Senior Bond, 3.87%, 7/23/60 ......................... Panama 700,000 400,770
Senior Note, 7.5%, 3/01/31 .......................... Panama 1,490,000 1,589,145
b
Paraguay Government Bond ,
Senior Bond, Reg S, 4.95%, 4/28/31 ................... Paraguay 500,000 497,800
Senior Bond, Reg S, 3.849%, 6/28/33 .................. Paraguay 1,490,000 1,355,334
Senior Bond, Reg S, 6.1%, 8/11/44 .................... Paraguay 450,000 432,886
b
Pertamina Persero PT , Senior Bond , Reg S, 6% , 5/03/42 ...... Indonesia 890,000 878,860
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 1,400,000 1,257,410
b
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara ,
Senior Bond , Reg S, 5.45% , 5/21/28 ................... Indonesia 950,000 968,182
b
Petroleos del Peru SA , Senior Bond , Reg S, 4.75% , 6/19/32 ... Peru 350,000 271,743
Petroleos Mexicanos ,
Senior Bond, 5.95%, 1/28/31 ......................... Mexico 200,000 180,995
Senior Bond, 6.75%, 9/21/47 ......................... Mexico 200,000 144,983
Senior Note, 6.49%, 1/23/27 ......................... Mexico 1,980,000 1,971,244
Senior Note, 6.84%, 1/23/30 ......................... Mexico 1,000,000 966,719
Senior Note, 6.7%, 2/16/32 .......................... Mexico 421,000 391,519
Philippines Government Bond ,
Senior Bond, 3.75%, 1/14/29 ......................... Philippines 550,000 540,355
Senior Bond, 5.5%, 2/04/35 .......................... Philippines 1,580,000 1,638,882
Senior Bond, 4.2%, 3/29/47 .......................... Philippines 924,000 756,597
b
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 1,380,000 1,323,658
b
Romania Government Bond ,
Senior Bond, Reg S, 5.625%, 2/22/36 .................. Romania 760,000 EUR 854,942
Senior Note, 144A, 3%, 2/27/27 ....................... Romania 1,460,000 1,412,232
b
Romanian Government Bond ,
Senior Bond, Reg S, 3%, 2/14/31 ...................... Romania 1,550,000 1,327,825
Senior Bond, Reg S, 6.125%, 1/22/44 .................. Romania 930,000 842,459

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
b
Saudi Arabia Government Bond , Senior Bond , Reg S, 4.5% ,
10/26/46 ........................................ Saudi Arabia 1,500,000 $ 1,237,593
b
Senegal Government Bond , Senior Bond , Reg S, 6.25% , 5/23/33 Senegal 260,000 171,853
b
Serbia Government Bond ,
Senior Bond, 144A, 6.5%, 9/26/33 ..................... Serbia 700,000 737,997
Senior Bond, Reg S, 2.125%, 12/01/30 ................. Serbia 2,850,000 2,411,331
Senior Bond, Reg S, 6.5%, 9/26/33 .................... Serbia 730,000 769,626
Senior Note, Reg S, 6.25%, 5/26/28 .................... Serbia 990,000 1,024,353
South Africa Government Bond ,
Senior Bond, 4.85%, 9/27/27 ......................... South Africa 810,000 809,062
Senior Bond, 5.875%, 6/22/30 ........................ South Africa 200,000 199,365
Senior Bond, 5.875%, 4/20/32 ........................ South Africa 500,000 490,088
Senior Bond, 5%, 10/12/46 ........................... South Africa 600,000 419,142
Senior Bond, 5.75%, 9/30/49 ......................... South Africa 550,000 414,660
b
Southern Gas Corridor CJSC , Senior Bond , Reg S, 6.875% ,
3/24/26 ......................................... Azerbaijan 1,240,000 1,257,861
b
Trinidad & Tobago Government Bond , Senior Bond , Reg S, 4.5% ,
8/04/26 .........................................
Trinidad and
Tobago 900,000 890,937
Turkiye Government Bond ,
Senior Bond, 7.625%, 5/15/34 ........................ Turkiye 700,000 718,210
Senior Note, 9.125%, 7/13/30 ......................... Turkiye 2,410,000 2,675,967
b
Ukraine Government Bond ,
Senior Bond, 144A, 2/01/35 .......................... Ukraine 226,247 105,507
Senior Bond, 144A, 1.75%, 2/01/35 .................... Ukraine 459,055 232,316
Senior Bond, 144A, 2/01/36 .......................... Ukraine 188,540 89,413
Senior Bond, 144A, 1.75%, 2/01/36 .................... Ukraine 497,406 242,702
Senior Note, 144A, 2/01/30 .......................... Ukraine 71,644 34,274
Senior Note, 144A, 2/01/34 .......................... Ukraine 267,727 102,405
Senior Note, 144A, 1.75%, 2/01/34 ..................... Ukraine 355,122 182,705
Uruguay Government Bond ,
Senior Bond, 7.875%, 1/15/33 ........................ Uruguay 1,000,000 1,189,140
Senior Bond, 5.1%, 6/18/50 .......................... Uruguay 500,000 462,985
b
Uzbekistan Government Bond , Senior Note , Reg S, 6.9% ,
2/28/32 ......................................... Uzbekistan 1,640,000 1,690,668
b
Uzbekneftegaz JSC , Senior Note , 144A, 8.75% , 5/07/30 ...... Uzbekistan 300,000 309,249
Total Foreign Government and Agency Securities (Cost $108,040,196) ..........
110,463,399
Asset-Backed Securities 0.7%
Financial Services 0.7%
b,h
BDS Ltd. , 2021-FL9 , A , 144A, FRN , 5.499% , ( 1-month SOFR +
1.184% ), 11/16/38 . ................................. United States 323,538 324,038
h
Citigroup Mortgage Loan Trust, Inc. ,
2007-AMC3, A2B, FRN, 4.614%, (1-month SOFR + 0.294%),
3/25/37 ......................................... United States 802,662 694,303
2007-AMC3, A2D, FRN, 4.784%, (1-month SOFR + 0.464%),
3/25/37 ......................................... United States 4,669,848 4,039,311
h
GSAA Home Equity Trust , 2006-8 , 2A2 , FRN , 4.794% , ( 1-month
SOFR + 0.474% ), 5/25/36 . ........................... United States 9,105,507 1,921,942
6,979,594
a a a a a a
Total Asset-Backed Securities (Cost $9,256,162) ..............................
6,979,594
Commercial Mortgage-Backed Securities 8.3%
Financial Services 8.3%
i
Banc of America Commercial Mortgage Trust , 2015-UBS7 , B ,
FRN , 4.451% , 9/15/48 .............................. United States 621,000 600,014

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
i,j
BANK , 2024-BNK48 , XA , IO, FRN , 1.352% , 10/15/57 ........ United States 26,321,535 $ 2,190,441
i,j
BANK5 ,
2024-5YR10, XA, IO, FRN, 1.402%, 10/15/57 ............. United States 40,156,668 1,780,462
2024-5YR12, XA, IO, FRN, 0.696%, 12/15/57 ............. United States 8,676,507 176,991
2024-5YR7, XA, IO, FRN, 1.57%, 6/15/57 ............... United States 28,642,431 1,327,416
Barclays Commercial Mortgage Trust ,
2019-C5, C, 3.71%, 11/15/52 ......................... United States 641,000 569,132
b
2019-C5, D, 144A, 2.5%, 11/15/52 ..................... United States 442,000 361,700
b,i
2019-C5, F, 144A, FRN, 2.701%, 11/15/52 ............... United States 648,000 377,001
i,j
BBCMS Mortgage Trust ,
2022-C14, XA, IO, FRN, 0.812%, 2/15/55 ................ United States 28,797,597 979,179
2024-5C29, XA, IO, FRN, 1.822%, 9/15/57 ............... United States 44,279,399 2,582,596
2024-5C31, XA, IO, FRN, 1.281%, 12/15/57 .............. United States 10,298,907 428,824
2024-C26, XA, IO, FRN, 1.241%, 5/15/57 ................ United States 12,441,714 914,443
i,j
Benchmark Mortgage Trust ,
2024-V10, XA, IO, FRN, 1.522%, 9/15/57 ................ United States 37,203,197 1,790,645
2024-V11, XA, IO, FRN, 0.773%, 11/15/57 ............... United States 14,684,000 333,352
i,j
BMO Mortgage Trust ,
2024-5C6, XA, IO, FRN, 1.575%, 9/15/57 ................ United States 34,253,798 1,644,610
2024-5C8, XA, IO, FRN, 1.24%, 12/15/57 ................ United States 12,609,203 504,058
i
CD Mortgage Trust , 2017-CD4 , B , FRN , 3.947% , 5/10/50 ..... United States 2,660,000 2,524,791
CFCRE Commercial Mortgage Trust ,
b,i
2011-C2, E, 144A, FRN, 5.08%, 12/15/47 ................ United States 1,124,000 1,047,462
2016-C7, A3, 3.839%, 12/10/54 ....................... United States 2,149,000 2,119,348
b,i
Citigroup Commercial Mortgage Trust ,
2012-GC8, C, 144A, FRN, 5.295%, 9/10/45 .............. United States 1,684,516 1,587,539
2015-GC27, D, 144A, FRN, 4.543%, 2/10/48 ............. United States 2,707,579 2,614,148
COMM Mortgage Trust ,
2012-CR4, AM, 3.251%, 10/15/45 ..................... United States 1,667,000 1,508,035
b
2012-LC4, E, 144A, 4.25%, 12/10/44 ................... United States 10,009,000 1,286,041
2013-CR12, AM, 4.3%, 10/10/46 ...................... United States 1,122,171 1,059,985
b,i
2013-CR13, D, 144A, FRN, 5.109%, 11/10/46 ............ United States 2,113,000 1,207,389
b,i
2013-CR7, D, 144A, FRN, 4.385%, 3/10/46 .............. United States 139,618 133,433
i
2014-CR16, C, FRN, 4.937%, 4/10/47 .................. United States 389,000 367,409
b,i
2014-CR17, D, 144A, FRN, 5.005%, 5/10/47 ............. United States 1,232,000 988,686
b,i
2014-CR19, D, 144A, FRN, 4.661%, 8/10/47 ............. United States 1,252,097 1,206,395
i
2014-CR20, C, FRN, 4.826%, 11/10/47 ................. United States 711,032 688,276
2014-UBS3, AM, 4.012%, 6/10/47 ..................... United States 1,460,627 1,402,045
i
2014-UBS5, AM, FRN, 4.193%, 9/10/47 ................. United States 1,283,303 1,269,657
i
2015-CR22, B, FRN, 3.926%, 3/10/48 .................. United States 265,000 253,067
i
2015-CR27, C, FRN, 4.596%, 10/10/48 ................. United States 298,000 278,974
2015-DC1, AM, 3.724%, 2/10/48 ...................... United States 789,404 777,524
i
2015-DC1, B, FRN, 4.035%, 2/10/48 ................... United States 2,646,000 2,523,623
i
2015-LC19, B, FRN, 3.829%, 2/10/48 ................... United States 332,000 327,930
CSAIL Commercial Mortgage Trust ,
i
2015-C2, B, FRN, 4.208%, 6/15/57 .................... United States 300,000 290,311
2015-C3, A4, 3.718%, 8/15/48 ........................ United States 181,731 181,025
2016-C5, A5, 3.757%, 11/15/48 ....................... United States 1,039,464 1,034,157
b,i
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.53% ,
8/10/44 ......................................... United States 238,947 229,620
i
GS Mortgage Securities Trust ,
b
2013-GC13, AS, 144A, FRN, 4.012%, 7/10/46 ............ United States 1,129,944 1,113,500
2014-GC24, B, FRN, 4.521%, 9/10/47 .................. United States 2,418,000 2,276,794
b
2014-GC24, D, 144A, FRN, 4.542%, 9/10/47 ............. United States 1,280,000 815,988
2015-GC30, AS, FRN, 3.777%, 5/10/50 ................. United States 78,853 77,321
j
2019-GC42, XA, IO, FRN, 0.929%, 9/10/52 .............. United States 24,474,773 665,865

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
i
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
2013-LC11, D, FRN, 4.296%, 4/15/46 ................... United States 239,000 $ 52,700
b,d
2013-LC11, E, 144A, FRN, 3.25%, 4/15/46 ............... United States 3,874,809 168,031
JPMBB Commercial Mortgage Securities Trust ,
i
2013-C12, D, FRN, 4.071%, 7/15/45 ................... United States 965,000 887,438
b,i
2014-C18, D, 144A, FRN, 4.652%, 2/15/47 .............. United States 1,461,000 1,294,446
i
2014-C23, AS, FRN, 4.202%, 9/15/47 .................. United States 959,000 936,830
i
2014-C23, B, FRN, 4.7%, 9/15/47 ..................... United States 241,000 225,326
i
2014-C23, C, FRN, 4.7%, 9/15/47 ..................... United States 1,184,839 1,084,678
b,i
2014-C23, D, 144A, FRN, 4.2%, 9/15/47 ................ United States 150,000 129,089
i
2014-C25, B, FRN, 4.347%, 11/15/47 ................... United States 858,000 800,850
2015-C31, A3, 3.801%, 8/15/48 ....................... United States 365,385 364,592
2016-C1, A5, 3.576%, 3/17/49 ........................ United States 968,000 960,065
JPMDB Commercial Mortgage Securities Trust ,
2017-C5, A4, 3.414%, 3/15/50 ........................ United States 829,449 811,578
i
2018-C8, C, FRN, 4.915%, 6/15/51 .................... United States 1,046,000 942,185
b
LSTAR Commercial Mortgage Trust , 2017-5 , A5 , 144A, 3.549% ,
3/10/50 ......................................... United States 2,853,000 2,782,663
Morgan Stanley Bank of America Merrill Lynch Trust ,
b,i
2013-C10, F, 144A, FRN, 4.112%, 7/15/46 ............... United States 254,000 22,555
b,i
2013-C12, D, 144A, FRN, 4.861%, 10/15/46 ............. United States 258,000 240,556
b,i
2013-C9, D, 144A, FRN, 3.927%, 5/15/46 ............... United States 265,000 244,033
2014-C19, C, 4%, 12/15/47 .......................... United States 661,187 641,199
i
2015-C22, C, FRN, 4.191%, 4/15/48 ................... United States 3,282,000 2,853,351
2015-C25, AS, 4.069%, 10/15/48 ...................... United States 707,000 705,241
2015-C27, AS, 4.068%, 12/15/47 ...................... United States 590,000 586,103
i
Morgan Stanley Capital I Trust ,
2016-UB11, C, FRN, 3.691%, 8/15/49 .................. United States 1,611,000 1,559,824
2018-H3, C, FRN, 5.012%, 7/15/51 .................... United States 1,592,437 1,490,550
j
2021-L7, XA, IO, FRN, 1.192%, 10/15/54 ................ United States 6,106,423 264,628
b,h
Multi-family Connecticut Avenue Securities Trust ,
2019-01, M10, 144A, FRN, 7.67%, (30-day SOFR Average +
3.364%), 10/25/49 ................................. United States 408,431 415,313
2020-01, M10, 144A, FRN, 8.17%, (30-day SOFR Average +
3.864%), 3/25/50 .................................. United States 523,139 532,212
SG Commercial Mortgage Securities Trust , 2016-C5 , A4 , 3.055% ,
10/10/48 ........................................ United States 2,390,000 2,337,196
b,d
TIAA Real Estate CDO Ltd. , 2003-1A , E , 144A, 8% , 12/28/38 .. United States 4,414,162 370
Wells Fargo Commercial Mortgage Trust ,
b,i
2013-LC12, D, 144A, FRN, 3.915%, 7/15/46 ............. United States 2,548,111 1,439,733
b
2014-LC16, D, 144A, 3.938%, 8/15/50 .................. United States 3,277,827 396,830
b,i
2015-C30, D, 144A, FRN, 4.644%, 9/15/58 .............. United States 140,000 136,072
2015-C31, A4, 3.695%, 11/15/48 ...................... United States 2,080,000 2,071,504
2015-C31, D, 3.852%, 11/15/48 ....................... United States 536,000 465,247
i
2015-LC22, AS, FRN, 4.207%, 9/15/58 ................. United States 775,000 771,763
2015-NXS3, A4, 3.617%, 9/15/57 ...................... United States 2,025,000 2,016,953
2015-NXS4, A4, 3.718%, 12/15/48 ..................... United States 859,000 854,978
i
2016-C33, B, FRN, 4.506%, 3/15/59 ................... United States 1,938,000 1,908,522
i,j
2019-C52, XA, IO, FRN, 1.704%, 8/15/52 ................ United States 3,838,289 192,589
b
2019-C53, D, 144A, 2.5%, 10/15/52 .................... United States 395,000 310,701
i,j
2024-5C1, XA, IO, FRN, 1.258%, 7/15/57 ................ United States 28,554,659 1,042,636
i
WFRBS Commercial Mortgage Trust ,
b
2012-C9, E, 144A, FRN, 4.876%, 11/15/45 ............... United States 176,207 174,930
2013-C11, C, FRN, 4.145%, 3/15/45 ................... United States 844,000 807,881
b
2013-C15, D, 144A, FRN, 4.286%, 8/15/46 .............. United States 1,307,513 673,369
2014-C21, C, FRN, 4.234%, 8/15/47 ................... United States 128,000 121,844

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
i
WFRBS Commercial Mortgage Trust, (continued)
2014-C23, B, FRN, 4.372%, 10/15/57 ................... United States 564,000 $ 529,117
85,665,473
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $96,668,867) ..............
85,665,473
Mortgage-Backed Securities 17.6%
Federal National Mortgage Association (FNMA) Fixed Rate 11.8%
k
Uniform Mortgage-Backed Securities, 2.5%, TBA, 7/25/55 ..... United States 18,000,000 14,927,096
k
Uniform Mortgage-Backed Securities, 3%, TBA, 7/25/55 ...... United States 6,000,000 5,192,718
k
Uniform Mortgage-Backed Securities, 3.5%, TBA, 7/25/55 ..... United States 7,000,000 6,303,078
k
Uniform Mortgage-Backed Securities, 5%, TBA, 7/25/55 ...... United States 1,000,000 980,135
k
Uniform Mortgage-Backed Securities, 5.5%, TBA, 7/25/55 ..... United States 84,000,000 83,993,908
k
Uniform Mortgage-Backed Securities, 6%, TBA, 7/25/55 ...... United States 3,000,000 3,027,188
k
Uniform Mortgage-Backed Securities, 6.5%, TBA, 7/25/55 ..... United States 7,000,000 7,228,430
121,652,553
Government National Mortgage Association (GNMA) Fixed Rate 5.8%
k
GNMA II, Single-family, 30 Year, 4.5%, 7/15/55 ............. United States 25,000,000 23,934,262
k
GNMA II, Single-family, 30 Year, 5%, 7/15/55 ............... United States 3,000,000 2,947,379
k
GNMA II, Single-family, 30 Year, 5.5%, 7/15/55 ............. United States 32,000,000 32,051,993
GNMA II, Single-family, 30 Year, 6.5%, 11/20/38 ............ United States 64,608 67,626
59,001,260
Total Mortgage-Backed Securities (Cost $178,228,306) .........................
180,653,813
Residential Mortgage-Backed Securities 9.0%
Financial Services 9.0%
b
A&D Mortgage Trust , 2023-NQM4 , A1 , 144A, 7.472% , 9/25/68 . United States 2,202,120 2,239,832
Alternative Loan Trust ,
h
2005-38, A3, FRN, 5.134%, (1-month SOFR + 0.814%), 9/25/35 United States 374,790 342,313
h
2005-59, 1A1, FRN, 5.096%, (1-month SOFR + 0.774%),
11/20/35 ........................................ United States 370,621 364,414
h
2005-65CB, 2A1, FRN, 4.859%, (1-month SOFR + 0.539%),
12/25/35 ........................................ United States 281,936 175,796
h
2006-OA10, 1A1, FRN, 5.359%, (12-month average of 1-year
CMT + 0.96%), 8/25/46 ............................. United States 1,932,123 1,745,736
h
2006-OA10, 3A1, FRN, 4.814%, (1-month SOFR + 0.494%),
8/25/46 ......................................... United States 2,839,033 2,520,418
h
2006-OA10, 4A1, FRN, 4.814%, (1-month SOFR + 0.494%),
8/25/46 ......................................... United States 6,616,726 5,659,249
i
2006-OA7, 1A1, FRN, 3.244%, 6/25/46 ................. United States 1,759,014 1,636,867
h
2006-OA7, 1A2, FRN, 5.339%, (12-month average of 1-year
CMT + 0.94%), 6/25/46 ............................. United States 178,208 174,946
h
American Home Mortgage Investment Trust , 2007-1 , GA1C , FRN ,
4.624% , ( 1-month SOFR + 0.304% ), 5/25/47 ............. United States 2,587,859 1,521,838
i
Bear Stearns ALT-A Trust , 2005-8 , 21A1 , FRN , 5.326% , 10/25/35 United States 33,459 27,875
h
Bear Stearns Mortgage Funding Trust , 2006-AR2 , 2A1 , FRN ,
4.894% , ( 1-month SOFR + 0.574% ), 9/25/46 ............. United States 3,156,397 2,879,903
b,h
Chevy Chase Funding LLC , 2006-4A , A2 , 144A, FRN , 4.614% ,
( 1-month SOFR + 0.294% ), 11/25/47 ................... United States 1,573,419 1,397,201
b
Citigroup Mortgage Loan Trust , 2022-A , A1 , 144A, 6.17% , 9/25/62 United States 159,409 159,357
b,i
COLT Mortgage Loan Trust , 2020-2 , A3 , 144A, FRN , 3.698% ,
3/25/65 ......................................... United States 410,000 400,887

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,h
Connecticut Avenue Securities Trust ,
2019-R04, 2B1, 144A, FRN, 9.67%, (30-day SOFR Average +
5.364%), 6/25/39 .................................. United States 404,441 $ 419,165
2020-R02, 2B1, 144A, FRN, 7.42%, (30-day SOFR Average +
3.114%), 1/25/40 .................................. United States 126,000 129,009
2020-SBT1, 1B1, 144A, FRN, 11.17%, (30-day SOFR Average
+ 6.864%), 2/25/40 ................................ United States 1,645,000 1,752,524
2020-SBT1, 1M2, 144A, FRN, 8.07%, (30-day SOFR Average +
3.764%), 2/25/40 .................................. United States 239,000 248,496
2021-R01, 1B2, 144A, FRN, 10.305%, (30-day SOFR Average
+ 6%), 10/25/41 ................................... United States 185,000 193,302
2022-R02, 2B1, 144A, FRN, 8.805%, (30-day SOFR Average +
4.5%), 1/25/42 .................................... United States 1,471,000 1,536,408
2022-R02, 2M2, 144A, FRN, 7.305%, (30-day SOFR Average +
3%), 1/25/42 ..................................... United States 200,000 204,683
i
FHLMC Seasoned Credit Risk Transfer Trust ,
b
2017-2, M1, 144A, FRN, 4%, 8/25/56 ................... United States 29,666 29,533
b
2017-3, M2, 144A, FRN, 4.75%, 7/25/56 ................ United States 493,974 484,779
b
2019-2, M, 144A, FRN, 4.75%, 8/25/58 ................. United States 236,000 228,931
2019-3, M, FRN, 4.75%, 10/25/58 ..................... United States 1,390,660 1,356,776
h
FHLMC STACR Debt Notes ,
2015-DNA3, B, FRN, 13.77%, (30-day SOFR Average +
9.464%), 4/25/28 .................................. United States 4,489,963 4,587,534
2015-HQA2, B, FRN, 14.92%, (30-day SOFR Average +
10.614%), 5/25/28 ................................. United States 6,307,632 6,496,294
2016-DNA1, B, FRN, 14.42%, (30-day SOFR Average +
10.114%), 7/25/28 ................................. United States 2,076,265 2,171,001
b,h
FHLMC STACR REMIC Trust ,
2020-DNA3, B2, 144A, FRN, 13.77%, (30-day SOFR Average +
9.464%), 6/25/50 .................................. United States 239,000 310,223
2020-DNA4, B2, 144A, FRN, 14.42%, (30-day SOFR Average +
10.114%), 8/25/50 ................................. United States 448,000 594,304
2020-DNA5, B2, 144A, FRN, 15.805%, (30-day SOFR Average
+ 11.5%), 10/25/50 ................................. United States 256,000 356,764
2020-HQA2, B2, 144A, FRN, 12.02%, (30-day SOFR Average +
7.714%), 3/25/50 .................................. United States 500,000 607,038
2020-HQA3, B2, 144A, FRN, 14.42%, (30-day SOFR Average +
10.114%), 7/25/50 ................................. United States 3,318,000 4,389,098
2022-HQA1, B2, 144A, FRN, 15.305%, (30-day SOFR Average
+ 11%), 3/25/42 ................................... United States 4,969,000 5,612,309
b,h
FHLMC STACR Trust ,
2018-DNA3, B2, 144A, FRN, 12.17%, (30-day SOFR Average +
7.864%), 9/25/48 .................................. United States 408,000 471,947
2018-HQA2, B2, 144A, FRN, 15.42%, (30-day SOFR Average +
11.114%), 10/25/48 ................................ United States 2,017,000 2,505,369
2019-DNA1, B2, 144A, FRN, 15.17%, (30-day SOFR Average +
10.864%), 1/25/49 ................................. United States 111,000 137,451
2019-DNA2, B2, 144A, FRN, 14.92%, (30-day SOFR Average +
10.614%), 3/25/49 ................................. United States 242,000 289,499
2019-FTR1, B2, 144A, FRN, 12.77%, (30-day SOFR Average +
8.464%), 1/25/48 .................................. United States 1,340,000 1,596,619
2019-FTR3, B2, 144A, FRN, 9.22%, (30-day SOFR Average +
4.914%), 9/25/47 .................................. United States 468,000 511,593
2019-HQA1, B2, 144A, FRN, 16.67%, (30-day SOFR Average +
12.364%), 2/25/49 ................................. United States 841,000 1,036,199
i
First Horizon Alternative Mortgage Securities Trust , 2006-AA6 ,
2A1 , FRN , 5.155% , 11/25/36 ......................... United States 3,951,707 2,737,542

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
j
FNMA ,
1998-T2, A4, IO, 6.5%, 10/25/36 ...................... United States 304 $ 11
i
2002-W8, 1, IO, FRN, 0.29%, 6/25/42 .................. United States 2,905,318 35,401
h
FNMA Connecticut Avenue Securities ,
2016-C01, 1B, FRN, 16.17%, (30-day SOFR Average +
11.864%), 8/25/28 ................................. United States 4,927,529 5,230,491
2016-C02, 1B, FRN, 16.67%, (30-day SOFR Average +
12.364%), 9/25/28 ................................. United States 5,843,674 6,263,251
2016-C03, 1B, FRN, 16.17%, (30-day SOFR Average +
11.864%), 10/25/28 ................................ United States 7,655,913 8,237,824
2016-C04, 1B, FRN, 14.67%, (30-day SOFR Average +
10.364%), 1/25/29 ................................. United States 145,815 157,876
2016-C05, 2B, FRN, 15.17%, (30-day SOFR Average +
10.864%), 1/25/29 ................................. United States 440,092 478,462
2016-C06, 1B, FRN, 13.67%, (30-day SOFR Average +
9.364%), 4/25/29 .................................. United States 413,553 449,381
h
GSR Mortgage Loan Trust , 2007-OA1 , 2A3A , FRN , 4.744% ,
( 1-month SOFR + 0.424% ), 5/25/37 .................... United States 3,569,701 1,990,984
h
HarborView Mortgage Loan Trust , 2005-2 , 1A , FRN , 4.952% ,
( 1-month SOFR + 0.634% ), 5/19/35 .................... United States 10,376,379 2,888,381
b,h
J.P. Morgan Mortgage Trust , 2025-2 , A11 , 144A, FRN , 5.555% ,
( 30-day SOFR Average + 1.25% ), 7/25/55 ............... United States 1,109,430 1,110,478
MFA Trust , 2024-NPL1 , A1 , 6.33% , 9/25/54 ................
United States 533,092 534,923
b,h
Morgan Stanley Re-REMIC Trust , 2010-R4 , 4B , 144A, FRN ,
3.262% , ( 1-month SOFR + 0.344% ), 2/26/37 ............. United States 102,690 96,413
b
Saluda Grade Alternative Mortgage Trust , 2024-RTL5 , A1 , 144A,
7.762% , 4/25/30 ................................... United States 2,450,000 2,467,817
b,i
Towd Point Mortgage Trust ,
2018-5, M1, 144A, FRN, 3.25%, 7/25/58 ................ United States 240,000 203,767
2019-2, A2, 144A, FRN, 3.75%, 12/25/58 ................ United States 256,000 231,492
h
WaMu Mortgage Pass-Through Certificates Trust , 2005-AR13 ,
A1C3 , FRN , 5.414% , ( 1-month SOFR + 1.094% ), 10/25/45 .. United States 63,885 63,385
92,681,359
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $93,239,952) ...............
92,681,359
Agency Commercial Mortgage-Backed Securities 9.2%
Financial Services 9.2%
j
FHLMC ,
h
311, S1, IO, FRN, 1.532%, Strip, (30-day SOFR Average +
5.836%), 8/15/43 .................................. United States 5,621,753 609,240
h
326, S2, IO, FRN, 1.532%, Strip, (30-day SOFR Average +
5.836%), 3/15/44 .................................. United States 3,066,071 322,482
4000, PI, IO, 4.5%, 1/15/42 .......................... United States 2,222,485 303,377
4020, IA, IO, 4%, 3/15/27 ............................ United States 240,464 3,078
4077, IK, IO, 5%, 7/15/42 ............................ United States 2,022,102 432,144
4105, HI, IO, 3.5%, 7/15/41 .......................... United States 942,467 51,646
h
4265, SD, IO, FRN, 1.682%, (30-day SOFR Average +
5.986%), 1/15/35 .................................. United States 12,332,382 815,431
4484, TI, IO, 3.5%, 11/15/44 .......................... United States 535,266 26,543
h
4839, WS, IO, FRN, 1.682%, (30-day SOFR Average +
5.986%), 8/15/56 .................................. United States 1,587,317 230,670
h
4945, SL, IO, FRN, 1.63%, (30-day SOFR Average + 5.936%),
1/25/50 ......................................... United States 1,767,267 218,292
4984, IL, IO, 4.5%, 6/25/50 ........................... United States 1,830,456 385,796
h
5002, SJ, IO, FRN, 1.68%, (30-day SOFR Average + 5.986%),
7/25/50 ......................................... United States 25,442,507 3,138,389

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
j
FHLMC, (continued)
h
5011, SA, IO, FRN, 1.83%, (30-day SOFR Average + 6.136%),
9/25/50 ......................................... United States 2,890,393 $ 395,863
5024, HI, IO, 4.5%, 10/25/50 ......................... United States 20,843,060 4,755,869
5093, YI, IO, 4.5%, 12/25/50 ......................... United States 2,190,267 521,924
5349, IB, IO, 4%, 12/15/46 ........................... United States 3,944,997 862,108
b,h
FHLMC, Multi-family Structured Pass-Through Certificates ,
2021-MN1, M2, 144A, FRN, 8.055%, (30-day SOFR Average +
3.75%), 1/25/51 ................................... United States 1,820,000 1,870,248
2021-MN3, M2, 144A, FRN, 8.305%, (30-day SOFR Average +
4%), 11/25/51 .................................... United States 4,501,000 4,652,901
j
FNMA ,
h
2010-35, SG, IO, FRN, 1.98%, (30-day SOFR Average +
6.286%), 4/25/40 .................................. United States 2,855,302 322,372
h
2011-101, SA, IO, FRN, 1.48%, (30-day SOFR Average +
5.786%), 10/25/41 ................................. United States 5,595,585 549,399
2012-127, BI, IO, 4.5%, 11/25/42 ...................... United States 2,314,186 479,671
2012-151, IN, IO, 5%, 1/25/43 ........................ United States 4,501,077 951,064
2015-30, IO, 5.5%, 5/25/45 .......................... United States 620,178 86,492
h
2015-42, LS, IO, FRN, 1.78%, (30-day SOFR Average +
6.086%), 6/25/45 .................................. United States 1,077,083 80,517
2015-58, KI, IO, 6%, 3/25/37 ......................... United States 8,920,125 1,494,163
2015-69, IO, 6%, 9/25/45 ............................ United States 6,651,744 1,387,034
2016-3, NI, IO, 6%, 2/25/46 .......................... United States 5,022,665 749,541
h
2018-38, SA, IO, FRN, 1.78%, (30-day SOFR Average +
6.086%), 6/25/48 .................................. United States 19,051,576 2,365,566
2018-58, AI, IO, 4.5%, 8/25/48 ........................ United States 11,941,080 1,694,014
h
2019-34, SL, IO, FRN, 1.63%, (30-day SOFR Average +
5.936%), 7/25/49 .................................. United States 9,956,667 1,150,293
h
2019-43, JS, IO, FRN, 1.63%, (30-day SOFR Average +
5.936%), 8/25/49 .................................. United States 816,584 88,920
h
2019-47, SA, IO, FRN, 1.63%, (30-day SOFR Average +
5.936%), 8/25/49 .................................. United States 8,390,698 1,019,695
2020-76, BI, IO, 4.5%, 11/25/50 ....................... United States 2,304,171 526,955
2023-49, IA, IO, 3%, 8/25/46 ......................... United States 11,913,389 1,515,128
2023-49, IB, IO, 3.5%, 3/25/47 ........................ United States 14,350,086 2,251,464
374, 6, IO, 5.5%, 8/25/36 ............................ United States 389,786 63,889
378, 19, IO, 5%, Strip, 6/25/35 ........................ United States 385,262 54,307
399, 2, IO, 5.5%, 11/25/39 ........................... United States 9,220 1,879
405, 2, IO, 4%, 10/25/40 ............................ United States 32,224 5,572
j
GNMA ,
2010-20, BI, IO, 4.5%, 2/16/40 ........................ United States 5,808,146 1,022,967
h
2010-20, SC, IO, FRN, 1.718%, (1-month SOFR + 6.036%),
2/20/40 ......................................... United States 2,397,883 270,178
2012-128, IA, IO, 3.5%, 10/20/42 ...................... United States 8,114,979 1,327,433
2012-140, IC, IO, 3.5%, 11/20/42 ...................... United States 12,130,352 1,996,082
2012-146, IO, 5%, 12/20/42 .......................... United States 2,642,516 558,538
h
2013-152, SJ, IO, FRN, 1.718%, (1-month SOFR + 6.036%),
5/20/41 ......................................... United States 9,637,421 1,057,533
2013-34, IH, IO, 4.5%, 3/20/43 ........................ United States 4,262,557 819,520
h
2014-119, SA, IO, FRN, 1.168%, (1-month SOFR + 5.486%),
8/20/44 ......................................... United States 6,635,978 611,761
2014-132, IO, 5%, 9/20/44 ........................... United States 3,750,512 763,610
2014-4, BI, IO, 4%, 1/20/44 .......................... United States 4,511,734 858,492
h
2014-4, SG, IO, FRN, 1.668%, (1-month SOFR + 5.986%),
1/20/44 ......................................... United States 7,726,237 750,794

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
j
GNMA, (continued)
h
2014-46, SA, IO, FRN, 1.668%, (1-month SOFR + 5.986%),
3/20/44 ......................................... United States 4,835,432 $ 507,437
2014-71, PI, IO, 4.5%, 12/20/39 ....................... United States 2,938,093 294,727
2015-105, LI, IO, 5%, 10/20/39 ........................ United States 4,696,894 1,014,333
2015-167, MI, IO, 5%, 6/20/45 ........................ United States 9,048,936 1,720,360
2015-52, KI, IO, 3.5%, 11/20/40 ....................... United States 2,878,411 127,599
2015-64, YI, IO, 4%, 11/20/44 ........................ United States 5,348,429 803,878
2015-79, GI, IO, 5%, 10/20/39 ........................ United States 4,280,320 885,117
i
2015-H10, BI, IO, FRN, 2.093%, 4/20/65 ................ United States 11,071,140 498,234
i
2015-H12, AI, IO, FRN, 1.835%, 5/20/65 ................ United States 18,697,053 420,534
i
2015-H23, BI, IO, FRN, 1.768%, 9/20/65 ................ United States 20,307,209 419,405
2016-126, PI, IO, 5%, 2/20/46 ........................ United States 5,290,231 1,136,048
2016-17, IA, IO, 4.5%, 3/20/45 ........................ United States 6,002,014 1,149,208
i
2016-H22, AI, IO, FRN, 2.883%, 10/20/66 ............... United States 11,575,177 506,970
i
2016-H23, NI, IO, FRN, 2.998%, 10/20/66 ............... United States 28,313,686 1,246,623
i
2016-H24, JI, IO, FRN, 2.758%, 11/20/66 ................ United States 7,054,157 384,346
i
2016-H27, EI, IO, FRN, 2.028%, 12/20/66 ............... United States 9,619,218 380,815
2017-104, MI, IO, 5.5%, 7/16/47 ....................... United States 6,545,994 1,476,946
2017-179, WI, IO, 5%, 12/20/47 ....................... United States 3,196,845 728,691
2017-26, MI, IO, 5%, 11/20/39 ........................ United States 717,498 134,055
2017-42, IC, IO, 4.5%, 8/20/41 ........................ United States 9,832,615 1,831,550
i
2017-H02, BI, IO, FRN, 2.336%, 1/20/67 ................ United States 7,467,989 285,815
i
2017-H06, BI, IO, FRN, 2.4%, 2/20/67 .................. United States 18,001,370 565,670
i
2017-H06, MI, IO, FRN, 2.273%, 2/20/67 ................ United States 13,947,028 584,353
i
2017-H08, NI, IO, FRN, 2.267%, 3/20/67 ................ United States 19,142,295 617,733
i
2017-H09, IO, FRN, 1.893%, 4/20/67 ................... United States 18,444,821 550,227
i
2017-H10, MI, IO, FRN, 1.904%, 4/20/67 ................ United States 32,557,734 952,118
i
2017-H11, DI, IO, FRN, 2.089%, 5/20/67 ................ United States 10,753,115 533,602
i
2017-H12, QI, IO, FRN, 2.42%, 5/20/67 ................. United States 16,876,091 621,918
i
2017-H16, IO, FRN, 1.704%, 8/20/67 ................... United States 18,079,433 1,082,994
i
2017-H16, JI, IO, FRN, 1.934%, 8/20/67 ................. United States 18,167,855 823,840
2018-127, IC, IO, 5%, 10/20/44 ....................... United States 1,186,748 237,503
h
2018-139, SA, IO, FRN, 1.718%, (1-month SOFR + 6.036%),
10/20/48 ........................................ United States 1,049,327 135,784
h
2018-164, AS, IO, FRN, 1.668%, (1-month SOFR + 5.986%),
12/20/48 ........................................ United States 17,413,058 2,226,286
2018-94, AI, IO, 4.5%, 7/20/48 ........................ United States 1,175,699 241,761
i
2018-H02, EI, IO, FRN, 2.33%, 1/20/68 ................. United States 4,961,259 218,672
i
2018-H05, BI, IO, FRN, 2.315%, 2/20/68 ................ United States 34,088,644 1,547,693
i
2018-H15, EI, IO, FRN, 2.011%, 8/20/68 ................ United States 35,485,891 2,028,303
2019-119, IN, IO, 5%, 9/20/49 ........................ United States 13,412,874 3,289,607
h
2019-125, SG, IO, FRN, 1.618%, (1-month SOFR + 5.936%),
10/20/49 ........................................ United States 6,937,890 830,998
h
2019-6, SM, IO, FRN, 1.618%, (1-month SOFR + 5.936%),
1/20/49 ......................................... United States 10,668,868 1,160,796
h
2019-83, SY, IO, FRN, 1.668%, (1-month SOFR + 5.986%),
7/20/49 ......................................... United States 1,174,371 143,609
h
2019-96, SY, IO, FRN, 1.668%, (1-month SOFR + 5.986%),
8/20/49 ......................................... United States 1,136,586 141,524
2020-13, AI, IO, 4%, 3/20/46 ......................... United States 8,660,514 1,157,201
2020-175, NI, IO, 3%, 11/20/50 ....................... United States 23,490,874 3,791,032
h
2020-63, PS, IO, FRN, 1.668%, (1-month SOFR + 5.986%),
4/20/50 ......................................... United States 2,202,782 289,329
h
2020-97, QS, IO, FRN, 1.718%, (1-month SOFR + 6.036%),
7/20/50 ......................................... United States 1,989,685 285,721
i
2020-H12, IH, IO, FRN, 2.185%, 7/20/70 ................ United States 37,828,790 2,765,285

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
j
GNMA, (continued)
h
2021-77, SM, IO, FRN, 1.868%, (1-month SOFR + 6.186%),
5/20/51 ......................................... United States 26,685,797 $ 3,663,752
h
2021-98, SK, IO, FRN, 1.868%, (1-month SOFR + 6.186%),
6/20/51 ......................................... United States 4,972,136 679,502
i
2024-32, IO, FRN, 0.7%, 6/16/63 ...................... United States 28,386,423 1,460,382
95,050,730
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $98,980,945) .......
95,050,730
Total Long Term Investments (Cost $977,356,928) .............................
975,744,599
a
Short Term Investments 20.8%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.7%
c,l
U.S. Treasury Bills ,
4.22%, 10/02/25 ................................... United States 6,900,000 6,824,767
4.16%, 11/06/25 ................................... United States 600,000 591,182
7,415,949
Total U.S. Government and Agency Securities (Cost $7,419,593) ................
7,415,949
a a a
Commercial Papers 9.6%
b,c
Agree LP, 144A, 4.77%, 7/01/25 ........................ United States 5,423,000 5,422,281
b,c
Air Lease Corp., 144A, 4.7%, 7/08/25 .................... United States 4,705,000 4,700,092
b,c
Alexandria Real Estate Equities, Inc., 144A, 4.56%, 7/11/25 .... United States 3,456,000 3,451,186
b,c
Alimentation Couche-Tard, Inc. ,
144A, 4.67%, 7/09/25 ................................ Canada 3,335,000 3,331,114
144A, 4.67%, 7/10/25 ................................ Canada 2,755,000 2,751,431
144A, 4.7%, 7/18/25 ................................. Canada 2,968,000 2,961,042
9,043,587
c
AvalonBay Communities, Inc. ,
b
144A, 4.59%, 7/08/25 ................................ United States 4,087,000 4,082,833
4.6%, 7/10/25 ..................................... United States 3,310,000 3,305,776
7,388,609
b,c
Bell Canada Holdings, Inc., 144A, 4.44%, 7/02/25 ........... Canada 2,255,000 2,254,444
b,c
Boston Properties LP, 144A, 4.62%, 7/08/25 ............... United States 3,593,000 3,589,313
c
Conagra Brands, Inc., 4.68%, 7/01/25 .................... United States 4,655,000 4,654,395
b,c
Duke Energy Corp., 144A, 4.58%, 7/22/25 ................. United States 3,322,000 3,312,721
b,c
Energy Transfer LP, 144A, 4.56%, 7/01/25 ................. United States 3,360,000 3,359,575
b,c
FMC Corp., 144A, 5.12%, 7/01/25 ....................... United States 3,130,000 3,129,555
c
Intercontinental Exchange, Inc., 4.69%, 7/09/25 ............. United States 1,500,000 1,498,242
b,c
Marriott International, Inc. ,
144A, 4.61%, 8/05/25 ................................ United States 2,400,000 2,388,977
144A, 4.74%, 7/21/25 ................................ United States 2,820,000 2,812,229
5,201,206
c
Mid-America Apartments LP ,
4.57%, 7/02/25 ..................................... United States 1,790,000 1,789,546
4.59%, 7/07/25 ..................................... United States 2,530,000 2,527,744

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers
(continued)
c
Mid-America Apartments LP, (continued)
4.6%, 7/11/25 ...................................... United States 2,835,000 $ 2,831,018
7,148,308
b,c
ONEOK, Inc., 144A, 4.7%, 7/11/25 ...................... United States 2,239,000 2,235,789
c
O'Reilly Automotive, Inc., 4.66%, 7/18/25 .................. United States 3,086,000 3,078,820
c
Otis Worldwide Corp., 4.56%, 7/01/25 .................... United States 2,650,000 2,649,665
c
Penske Truck Leasing Co. LP, 4.73%, 7/14/25 .............. United States 2,437,000 2,432,525
c
RTX Corp. ,
4.65%, 7/15/25 ..................................... United States 3,020,000 3,014,162
4.66%, 7/18/25 ..................................... United States 2,255,000 2,249,759
5,263,921
c
Sherwin Williams Co. (The), 4.44%, 7/28/25 ............... United States 2,550,000 2,541,218
b,c
Targa Resources Corp., 144A, 4.86%, 7/01/25 ............. United States 7,616,000 7,614,972
b,c
UDR, Inc., 144A, 4.63%, 7/23/25 ........................ United States 5,020,000 5,005,191
c
Vulcan Materials Co., 4.61%, 7/10/25 .................... United States 3,319,000 3,314,758
Total Commercial Papers (Cost $98,303,208) .................................
98,290,373
Shares
Money Market Funds 10.5%
a,m
Putnam Short Term Investment Fund, Class P, 4.581% ....... United States 108,126,645 108,126,645
Total Money Market Funds (Cost $108,126,645) ...............................
108,126,645
Total Short Term Investments (Cost $213,849,446 ) .............................
213,832,967
a
Total Investments (Cost $1,191,206,374) 115.5% ...............................
$1,189,577,566
TBA Sale Commitments (4.5)% ..............................................
(46,734,104)
Other Assets, less Liabilities (11.0)% ........................................
(112,910,832)
Net Assets 100.0% .........................................................
$1,029,932,630
a a a
Principal
Amount
*
n
TBA Sale Commitments (4.5)%
Mortgage-Backed Securities (4.5)%
Federal National Mortgage Association (FNMA) Fixed Rate (4.5)%
Uniform Mortgage-Backed Securities ,
4.5%, TBA, 7/25/55 ................................ United States (17,000,000) (16,263,150)
5%, TBA, 7/25/55 .................................. United States (28,000,000) (27,443,767)
6%, TBA, 7/25/55 .................................. United States (3,000,000) (3,027,187)
(46,734,104)
Total TBA Sale Commitments (Proceeds $(46,018,320)) ........................
$(46,734,104)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2025, the aggregate value of these securities was $394,319,978, representing 38.3% of net assets.
c
The rate shown represents the yield at period end.

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At June 30, 2025, the Fund had the following futures contracts outstanding.
At June 30, 2025, the Fund had the following forward exchange contracts outstanding.
d
Defaulted security or security for which income has been deemed uncollectible.
e
A portion or all of the security purchased on a delayed delivery basis.
f
Perpetual security with no stated maturity date.
g
Income may be received in additional securities and/or cash.
h
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
i
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
j
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
k
Security purchased on a to-be-announced (TBA) basis.
l
A portion or all of the security has been segregated as collateral for certain derivative contracts. At June 30, 2025, the value of this security pledged amounted to $5,659,315, representing 0.5% net assets.
m
The rate shown is the annualized seven-day effective yield at period end.
n
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
Euro-Bobl .................................. Short 66 $ 9,148,996 9/08/25 $ 25,755
U.S. Treasury 10 Year Ultra Notes ................ Short 172 19,653,688 9/19/25 (332,193)
U.S. Treasury 5 Year Notes ..................... Long 14 1,526,000 9/30/25 15,635
Total Futures Contracts ...................................................................... $(290,803)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Australian Dollar .... BZWS Sell 174,000 109,750 7/16/25 $ — $ (4,797)
Australian Dollar .... CITI Sell 1,826,700 1,152,136 7/16/25 — (50,408)
Australian Dollar .... GSCO Buy 198,200 125,016 7/16/25 5,462 —
Australian Dollar .... HSBK Sell 736,600 464,651 7/16/25 — (20,264)
Australian Dollar .... MSCO Buy 119,000 75,056 7/16/25 3,283 —
Australian Dollar .... MSCO Sell 8,068,100 5,141,199 7/16/25 — (170,151)
Australian Dollar .... SSBT Sell 3,493,900 2,203,627 7/16/25 — (96,459)
Australian Dollar .... UBSW Sell 138,200 87,172 7/16/25 — (3,807)
Australian Dollar .... WPAC Sell 158,500 100,029 7/16/25 — (4,314)
Canadian Dollar .... BOFA Sell 23,500 16,508 7/16/25 — (762)
Canadian Dollar .... BZWS Sell 592,600 416,231 7/16/25 — (19,277)
Canadian Dollar .... GSCO Sell 65,800 46,215 7/16/25 — (2,143)
Canadian Dollar .... JPHQ Sell 1,377,700 967,649 7/16/25 — (44,839)
Canadian Dollar .... SSBT Sell 5,402,600 3,794,789 7/16/25 — (175,646)
Canadian Dollar .... TDOM Sell 996,100 699,627 7/16/25 — (32,419)
Canadian Dollar .... UBSW Sell 141,300 99,246 7/16/25 — (4,597)
Canadian Dollar .... WPAC Buy 60,600 44,477 7/16/25 59 —
New Zealand Dollar . BOFA Buy 2,860,200 1,662,811 7/16/25 81,439 —

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
New Zealand Dollar . BOFA Sell 2,860,200 1,731,777 7/16/25 $ — $ (12,473)
New Zealand Dollar . HSBK Sell 26,200 15,086 7/16/25 — (891)
New Zealand Dollar . MSCO Buy 2,694,700 1,636,564 7/16/25 6,759 —
New Zealand Dollar . MSCO Sell 7,560,100 4,353,075 7/16/25 — (257,339)
New Zealand Dollar . UBSW Sell 578,900 333,352 7/16/25 — (19,682)
Hong Kong Dollar ... SSBT Buy 2,200,200 282,388 8/20/25 — (738)
Hong Kong Dollar ... UBSW Buy 1,068,300 137,940 8/20/25 — (1,185)
Japanese Yen ...... BOFA Buy 418,448,900 2,856,736 8/20/25 65,825 —
Japanese Yen ...... CITI Sell 30,838,700 213,407 8/20/25 — (1,979)
Japanese Yen ...... GSCO Buy 434,792,600 2,968,273 8/20/25 68,437 —
Japanese Yen ...... HSBK Buy 185,896,200 1,269,306 8/20/25 29,043 —
Japanese Yen ...... JPHQ Buy 85,555,900 584,050 8/20/25 13,495 —
Japanese Yen ...... MSCO Buy 393,107,700 2,703,425 8/20/25 42,146 —
Japanese Yen ...... TDOM Buy 25,655,100 175,133 8/20/25 4,049 —
New Taiwan Dollar .. BZWS Buy 11,904,700 402,390 8/20/25 11,723 —
Singapore Dollar .... HSBK Buy 207,600 159,922 8/20/25 3,966 —
Singapore Dollar .... HSBK Sell 207,600 163,014 8/20/25 — (874)
British Pound ...... JPHQ Sell 1,572,500 2,122,785 9/17/25 — (36,796)
British Pound ...... TDOM Sell 499,600 674,500 9/17/25 — (11,622)
British Pound ...... WPAC Sell 1,768,800 2,388,389 9/17/25 — (40,778)
Euro ............. BOFA Buy 200,600 230,079 9/17/25 7,450 —
Euro ............. BOFA Sell 1,345,700 1,543,459 9/17/25 — (49,980)
Euro ............. BZWS Sell 3,826,200 4,387,969 9/17/25 — (142,621)
Euro ............. CITI Buy 699,400 802,146 9/17/25 26,011 —
Euro ............. CITI Sell 442,200 507,162 9/17/25 — (16,445)
Euro ............. GSCO Sell 3,667,200 4,205,714 9/17/25 — (136,605)
Euro ............. HSBK Buy 88,000 102,050 9/17/25 2,150 —
Euro ............. HSBK Sell 596,400 685,498 9/17/25 — (20,697)
Euro ............. MSCO Buy 965,000 1,110,985 9/17/25 31,668 —
Euro ............. MSCO Sell 5,363,500 6,175,173 9/17/25 — (175,727)
Euro ............. SSBT Buy 482,900 553,824 9/17/25 17,976 —
Euro ............. SSBT Sell 2,637,800 3,025,216 9/17/25 — (98,193)
Euro ............. TDOM Sell 4,715,000 5,406,832 9/17/25 — (176,181)
Euro ............. UBSW Buy 126,500 145,105 9/17/25 4,683 —
Euro ............. UBSW Sell 1,503,600 1,724,744 9/17/25 — (55,664)
Euro ............. WPAC Sell 1,225,300 1,405,162 9/17/25 — (45,711)
Norwegian Krone ... BOFA Sell 1,792,300 176,766 9/17/25 — (1,138)
Norwegian Krone ... BZWS Sell 850,600 83,888 9/17/25 — (543)
Norwegian Krone ... CITI Sell 7,795,800 768,842 9/17/25 — (4,969)
Norwegian Krone ... HSBK Sell 1,358,200 133,936 9/17/25 — (879)
Norwegian Krone ... JPHQ Sell 4,432,000 436,984 9/17/25 — (2,937)
Norwegian Krone ... TDOM Sell 10,491,400 1,034,248 9/17/25 — (7,129)
Swedish Krona ..... BOFA Sell 12,797,100 1,341,786 9/17/25 — (17,839)
Swedish Krona ..... HSBK Sell 4,346,100 455,559 9/17/25 — (6,191)
Swedish Krona ..... SSBT Sell 13,486,700 1,413,618 9/17/25 — (19,273)
Swiss Franc ....... BOFA Buy 239,000 294,457 9/17/25 9,740 —
Swiss Franc ....... GSCO Buy 467,600 576,210 9/17/25 18,947 —
Swiss Franc ....... HSBK Buy 157,100 193,587 9/17/25 6,368 —
Swiss Franc ....... JPHQ Buy 4,293,900 5,290,342 9/17/25 174,891 —
Total Forward Exchange Contracts ................................................... $635,570 $(1,992,962)
Net unrealized appreciation (depreciation) ............................................ $(1,357,392)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At June 30, 2025, the Fund had the following forward premium swap options contracts outstanding.
Forward Premium Swap Option Contracts
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
par t y
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
3.833%/1 day SOFR/Sep-35/(Purchased) BNDP 9/08/25 / 3.833% 17,356,300 $ 413,948 $ (57,556)
(3.833%)/1 day SOFR/Sep-35/(Purchased) BNDP 9/08/25 / 3.833% 17,356,300 413,948 (272,282)
3.85%/1 day SOFR/Feb-27/(Purchased) BNDP 2/05/26 / 3.85% 263,600,000 1,093,940 619,640
3.3%/1 day SOFR/Feb-27/(Written) BNDP 2/05/26 / 3.3% 395,350,000 (869,770) (372,666)
(4.125%)/1 day SOFR/Nov-37/(Purchased) BNDP 11/12/27 / 4.125% 3,244,600 150,225 (18,198)
3.625%/1 day SOFR/Nov-37/(Purchased) BNDP 11/12/27 / 3.625% 3,244,600 150,225 (29,644)
(4.225%)/1 day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 4.225% 11,855,700 607,012 (321,490)
3.725%/1 day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 3.725% 11,855,700 579,744 (155,203)
3.165%/1 day SOFR/Mar-52/(Purchased) BOFA 3/22/32 / 3.165% 7,681,200 549,206 (85,292)
(4%)/1 day SOFR/Dec-30/(Purchased) CITI 12/08/25 / 4% 48,909,700 552,680 (407,599)
(4.608%)/1 day SOFR/May-56/(Purchased) CITI 5/26/26 / 4.608% 6,129,800 222,512 (94,674)
(4.495%)/6 month Australian BBR/Jul-35/
(Purchased) DBAB 7/14/25 / 4.495% AUD 33,139,500 730,205 (727,785)
4.495%/6 month Australian BBR/Jul-35/
(Purchased) DBAB 7/14/25 / 4.495% AUD 33,139,500 730,205 22,111
(4.37%)/1 day SOFR/Apr-45/(Purchased) DBAB 4/23/35 / 4.37% 4,000,000 365,400 (6,092)
4.37%/1 day SOFR/Apr-45/(Purchased) DBAB 4/23/35 / 4.37% 4,000,000 365,400 (11,191)
(2.495%)/6 month Australian BBR/Nov-46/
(Purchased) JPHQ 11/23/26 / 2.495% AUD 13,662,300 847,460 1,548,074
2.495%/6 month Australian BBR/Nov-46/
(Purchased) JPHQ 11/23/26 / 2.495% AUD 13,662,300 847,460 (804,765)
4.565%/6 month Australian BBR/Mar-38/
(Purchased) JPHQ 3/15/28 / 4.565% AUD 17,126,000 699,979 (157,324)
(4.565%)/6 month Australian BBR/Mar-38/
(Purchased) JPHQ 3/15/28 / 4.565% AUD 17,126,000 699,980 (207,736)
(4.201%)/6 month EURIBOR/Apr-39/
(Purchased) JPHQ 4/11/29 / 4.201% EUR 31,866,700 796,622 (110,098)
1.201%/6 month EURIBOR/Apr-39/
(Purchased) JPHQ 4/11/29 / 1.201% EUR 31,866,700 632,511 (364,895)
1.445%/6 month Australian BBR/Mar-40/
(Purchased) JPHQ 3/27/30 / 1.445% AUD 25,226,900 964,717 (787,157)
(1.445%)/6 month Australian BBR/Mar-40/
(Purchased) JPHQ 3/27/30 / 1.445% AUD 25,226,900 964,717 3,002,115
(4.5%)/1 day SOFR/Oct-30/(Written) MCML 10/09/25 / 4.5% 48,909,700 (159,241) 146,160
2.85%/1 day SOFR/Oct-30/(Purchased) MCML 10/09/25 / 2.85% 48,909,700 329,287 (211,589)
(3.999%)/1 day SOFR/Feb-32/(Purchased) MCML 2/03/27 / 3.999% 17,000,000 446,675 (207,481)
3.999%/1 day SOFR/Feb-32/(Purchased) MCML 2/03/27 / 3.999% 17,000,000 446,675 176,840
(4.384%)/1 day SOFR/Feb-38/(Purchased) MCML 1/31/28 / 4.384% 5,225,500 240,634 (51,865)
3.884%/1 day SOFR/Feb-38/(Purchased) MCML 1/31/28 / 3.884% 5,225,500 230,967 17,007
(2.952%)/6 month EURIBOR/Jun-49/
(Purchased) MSCO 6/18/29 / 2.952% EUR 6,440,900 513,451 131,197
(2.98%)/6 month EURIBOR/May-55/
(Purchased) MSCO 5/08/35 / 2.98% EUR 9,202,400 960,704 271,117
(4.825%)/1 day SOFR/May-57/(Purchased) NATW 4/30/27 / 4.825% 6,695,700 242,384 (16,606)
2%/6 month Australian BBR/Sep-46/
(Purchased) UBSW 9/10/36 / 2% AUD 21,121,500 1,120,307 (659,586)
(2%)/6 month Australian BBR/Sep-46/
(Purchased) UBSW 9/10/36 / 2% AUD 21,121,500 1,120,307 1,369,795
2.7%/6 month Australian BBR/Apr-47/
(Purchased) UBSW 4/01/37 / 2.7% AUD 10,843,500 657,873 (350,631)
(2.7%)/6 month Australian BBR/Apr-47/
(Purchased) UBSW 4/01/37 / 2.7% AUD 10,843,500 657,873 404,849
Unrealized appreciation 7,708,905
Unrealized (depreciation) (6,489,405)

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At June 30, 2025, the Fund had the following credit default swap contracts outstanding.
Forward Premium Swap Option Contracts
(continued)
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
party
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
Total $1,219,500
*
In U.S. dollars unless otherwise indicated.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c)(d)
Traded Index
CDX.NA.HY.44 . 5.00% Quarterly 6/20/30 45,541,000 $ 3,495,247 $ 2,160,567 $ 1,334,680
Non-
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $3,495,247 $2,160,567 $1,334,680
OTC Swap Contracts
Contracts to Buy Protection
(c)
Traded Index
CMBX.NA.BB.10 (5.00)% Monthly CITI 11/17/59 5,680,000 3,013,373 2,318,565 694,808
CMBX.NA.BB.10 (5.00)% Monthly GSCO 11/17/59 131,000 69,498 59,000 10,498
CMBX.NA.BB.10 (5.00)% Monthly MLCO 11/17/59 160,000 84,884 9,104 75,780
CMBX.NA.BB.13 (5.00)% Monthly GSCO 12/16/72 190,000 70,280 71,488 (1,208)
CMBX.NA.BB.8 . (5.00)% Monthly CITI 10/17/57 37,000 16,686 16,021 665
CMBX.
NA.BBB-.10 .. (3.00)% Monthly CITI 11/17/59 922,000 173,643 277,119 (103,476)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly GSCO 11/17/59 1,667,000 313,952 319,372 (5,420)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly MSCO 11/17/59 540,000 101,700 174,616 (72,916)
CMBX.
NA.BBB-.11 .. (3.00)% Monthly GSCO 11/18/54 3,588,000 424,818 447,503 (22,685)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly GSCO 8/17/61 1,099,000 190,239 199,469 (9,230)
CMBX.
NA.BBB-.13 .. (3.00)% Monthly GSCO 12/16/72 2,198,000 437,952 460,847 (22,895)
CMBX.NA.BBB-.6 (3.00)% Monthly CITI 5/11/63 7,284,000 239,292 1,700,195 (1,460,903)
CMBX.NA.BBB-.8 (3.00)% Monthly CITI 10/17/57 2,246,000 365,876 433,871 (67,995)
CMBX.NA.BBB-.9 (3.00)% Monthly MSCO 9/17/58 1,099,000 187,471 197,408 (9,937)
Contracts to Sell Protection
(c)(d)
Traded Index
CMBX.NA.A.13 . 2.00% Monthly MLCO 12/16/72 2,048,000 (127,644) (269,434) 141,790
Investment
Grade
CMBX.NA.BB.10 5.00% Monthly JPHQ 11/17/59 591,000 (313,539) (47,420) (266,119)
Below
Investment
Grade
CMBX.NA.BB.13 5.00% Monthly CITI 12/16/72 190,000 (70,281) (81,236) 10,955
Below
Investment
Grade

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts (continued)
Contracts to Sell Protection
(c)(d)
(continued)
Traded Index (continued)
CMBX.NA.BB.6 . 5.00% Monthly CITI 5/11/63 6,165,000 $ (498,764) $ (1,071,933) $ 573,169
Below
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly GSCO 5/11/63 211,000 (17,070) (36,630) 19,560
Below
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly MLCO 5/11/63 649,000 (52,506) (73,125) 20,619
Below
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly MSCO 5/11/63 588,000 (47,571) (104,672) 57,101
Below
Investment
Grade
CMBX.NA.BB.8 . 5.00% Monthly MSCO 10/17/57 37,000 (16,686) (16,251) (435)
Below
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly CITI 4/17/65 232,000 (35,713) (52,737) 17,024
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly GSCO 4/17/65 11,000 (1,693) (2,259) 566
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly MSCO 4/17/65 143,000 (22,013) (32,506) 10,493
Investment
Grade
CMBX.NA.BBB-.6 3.00% Monthly BOFA 5/11/63 7,284,000 (239,292) (438,632) 199,340
Investment
Grade
Total OTC Swap Contracts .............................................. $4,246,892 $4,457,743 $(210,851)
Total Credit Default Swap Contracts .................................... $7,742,139 $ 6,618,310 $1,123,829
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At June 30, 2025, the Fund had the following interest rate swap contracts outstanding.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 1.93% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 9/17/27 32,511,000 EUR $ (55,294) $ (8,020) $ (47,274)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.58% .... Annual 9/17/27 401,622,000 (1,756,750) (532,807) (1,223,943)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.6% ..... Annual 9/17/27 112,340,000 (534,270) (189,499) (344,771)
Receive Fixed 2.48% .. Semi-Annual
Pay Floating 1-day
REPO_CORRA ..... Semi-Annual 9/17/27 31,522,000 CAD 11,706 12,127 (421)
Receive Fixed 3.23% .. Quarterly
Pay Floating 3-month
AUD BBR ......... Quarterly 9/17/27 17,618,000 AUD 27,127 6,628 20,499
Receive Fixed 3.78% .. Annual
Pay Floating 1-day
SONIA ........... Annual 9/17/27 7,699,000 GBP 47,820 4,104 43,716
Receive Fixed 3.63% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/30 518,873,500 5,703,455 1,624,517 4,078,938
Receive Fixed 3.65% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/30 54,303,000 646,288 218,118 428,170
Receive Floating 6-month
AUD BBR ........... Semi-Annual
Pay Fixed 3.73% .... Semi-Annual 9/17/30 41,853,000 AUD (136,240) (149,900) 13,660
Receive Floating 6-month
EURIBOR ........... Semi-Annual
Pay Fixed 2.18% .... Annual 9/17/30 2,869,000 EUR 17,858 8,382 9,476
Receive Fixed 0.4% ... Annual
Pay Floating 1-day
SARON .......... Annual 9/17/35 8,410,000 CHF (159,368) 45,919 (205,287)
Receive Floating 1-day
REPO_CORRA ....... Semi-Annual
Pay Fixed 3.03% .... Semi-Annual 9/17/35 16,189,000 CAD (45,345) (7,411) (37,934)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.88% .... Annual 9/17/35 44,904,000 (734,193) 172,930 (907,123)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.9% ..... Annual 9/17/35 1,273,000 (22,933) (5,979) (16,954)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.92% .... Annual 9/17/35 8,232,000 (162,001) (52,215) (109,786)

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Fixed 2.53% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 9/17/35 7,741,000 EUR $ (77,966) $ (16,189) $ (61,777)
Receive Floating 3-month
AUD BBR ........... Quarterly
Pay Fixed 4.2% ..... Semi-Annual 9/17/35 20,141,000 NZD (89,599) (27,912) (61,687)
Receive Floating 3-month
STIBOR ............ Quarterly
Pay Fixed 2.7% ..... Annual 9/17/35 87,360,000 SEK (122,577) (49,751) (72,826)
Receive Fixed 4.18% .. Annual
Pay Floating 1-day
SONIA ........... Annual 9/17/35 7,539,000 GBP 149,618 18,397 131,221
Receive Fixed 4.23% .. Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 9/17/35 36,924,000 AUD 267,197 133,892 133,305
Receive Floating 6-month
EURIBOR ........... Semi-Annual
Pay Fixed 2.57% .... Annual 9/17/35 701,000 EUR 4,149 (1,277) 5,426
Receive Floating 6-month
NIBOR ............. Semi-Annual
Pay Fixed 4% ...... Annual 9/17/35 157,839,000 NOK (305,855) 15,350 (321,205)
Receive Floating 6-month
AUD BBR ........... Semi-Annual
Pay Fixed 4.377% ... Semi-Annual 7/02/45 8,925,000 AUD 17,150 — 17,150
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.03% .... Annual 9/17/55 16,722,000 (356,183) 49,518 (405,701)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.05% .... Annual 9/17/55 7,394,000 (183,356) (34,809) (148,547)
Receive Fixed 2.58% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 9/17/55 5,271,000 EUR (239,172) (69,738) (169,434)
Receive Fixed 4.07% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/55 7,295,000 206,415 59,193 147,222
Receive Fixed 4.48% .. Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 9/17/55 389,000 AUD 5,758 1,888 3,870
Receive Floating 6-month
EURIBOR ........... Semi-Annual
Pay Fixed 2.62% .... Annual 9/17/55 396,000 EUR 14,167 1,618 12,549
Total Interest Rate Swap Contracts ................................. $2,137,606 $ 1,227,074 $910,532
*
In U.S. dollars unless otherwise indicated.

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At June 30, 2025, the Fund had the following total return swap contracts outstanding.
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
(a)
Ephesus Funding DAC ..................... 0.165% At Maturity MSCO 9/22/25 13,810,000 $ 268,432
Total Return Swap Contracts .................................................................... $268,432
*
In U.S. dollars unless otherwise indicated.
(a)
The Fund receives the total return on the underlying instrument and pays a variable financing rate.
See Abbreviations on page 40.

Putnam Diversified Income Trust

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Putnam Diversified Income Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S.GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Putnam Diversified Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended June 30,
2025, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Diversified Income Trust
Non-Controlled Affiliates
Dividends
Franklin Ultra Short Bond ETF . $— $17,210,592 $— $— $114,083 $17,324,675 691,880 $303,819
Putnam Short Term Investment
Fund, Class P, 4.581% ...... 221,124,630 702,206,084 (815,204,069) — — 108,126,645 108,126,645 4,971,665
Total Affiliated Securities ... $221,124,630 $719,416,676 $(815,204,069) $— $114,083 $125,451,320 $5,275,484
2. Financial Instrument Valuation
(continued)

Putnam Diversified Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Level 1 Level 2 Level 3 Total
Putnam Diversified Income Trust
Assets:
Investments in Securities:
Management Investment Companies ......... $ 17,324,675 $ — $ — $ 17,324,675
Convertible Bonds ....................... — 39,247,574 — 39,247,574
Corporate Bonds ........................ — 284,511,254 — 284,511,254
Senior Floating Rate Interests ............... — 63,166,728 — 63,166,728
Foreign Government and Agency Securities .... — 110,463,399 — 110,463,399
Asset-Backed Securities ................... — 6,979,594 — 6,979,594
Commercial Mortgage-Backed Securities ...... — 85,665,473 — 85,665,473
Mortgage-Backed Securities ................ — 180,653,813 — 180,653,813
Residential Mortgage-Backed Securities ....... — 92,681,359 — 92,681,359
Agency Commercial Mortgage-Backed Securities — 95,050,730 — 95,050,730
Short Term Investments ................... 108,126,645 105,706,322 — 213,832,967
Total Investments in Securities ........... $125,451,320 $1,064,126,246 $— $1,189,577,566
Other Financial Instruments:
Forward Exchange Contracts ............... $— $635,570 $— $635,570
Forward Premium Swap Option Contracts ..... — 7,708,905 — 7,708,905
Futures Contracts ....................... 41,390 — — 41,390
Swap Contracts ......................... — 8,480,682 — 8,480,682
Total Other Financial Instruments ......... $41,390 $16,825,157 $— $16,866,547
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 46,734,104 $ — $ 46,734,104
Forward Exchange Contracts ............... — 1,992,962 — 1,992,962
Forward Premium Swap Option Contracts ...... — 6,489,405 — 6,489,405
Futures Contracts ........................ 332,193 — — 332,193
Swap Contracts ......................... — 6,177,889 — 6,177,889
Total Other Financial Instruments ......... $332,193 $61,394,360 $— $61,726,553
4. Fair Value Measurements
(continued)

Putnam Diversified Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MCML
Mizuho Capital Markets LLC
MLCO
Merrill Lynch International & Co.
MSCO
Morgan Stanley
NATW
Natwest Markets plc
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Cu r rency
AUD
Australian Dollar
CAD
Canadian Dollar
CHF
Swiss Franc
EUR
Euro
GBP
British Pound
NOK
Norwegian Krone
NZD
New Zealand Dollar
SEK
Swedish Krona
Index
CDX.NA.HY.
Series number
CDX North America High Yield Index
CMBX.NA.
Series number
CMBX North America Index
Selected Portfolio
AUD BBR
Australian Bank Bill Rate
BBR
Bank of England Base Rate
CME
Chicago Mercantile Exchange
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
CORRA
Canadian Overnight Repo Rate Average
ETF
Exchange-Traded Fund
EURIBOR
Euro Inter-Bank Offer Rate
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
NIBOR
Norwegian Interbank Offered Rate
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SARON
Swiss Average Rate Overnight
SOFR
Secured Overnight Financing Rate
SONIA
Sterling Overnight Index Average
STACR
Structured Agency Credit Risk
STIBOR
Stockholm Interbank Offered Rate
TBA
To-Be-Announced
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day REPO_CORRA ................. 2.75%
1-day SARON ....................... (0.03)%
1-day SOFR ........................ 4.45%
1-day SONIA ........................ 4.22%
3-month AUD BBR ................... 3.60%
3-month STIBOR .................... 2.13%
6-month AUD BBR ................... 3.78%
6-month EURIBOR ................... 2.05%
6-month NIBOR ..................... 4.37%
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.